                                                                                                                               CORESUP5

                                            PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                                                  ADVANCED SERIES ADVISOR PLAN IIISM
                                                       ADVANCED SERIES APEX IISM
                                                   ADVANCED SERIES XTRA CREDIT SIXSM
                                                     ADVANCED SERIES LIFEVEST IISM
                                                 ADVANCED SERIES ADVISORS CHOICE(R)2000
                                          (marketed by some firms as "Advisors Select 2000")

                                                  Supplement, dated November 24, 2008
                                                                  To
                                                    Prospectuses, dated May 1, 2008

This  Supplement  should be read and retained  with the current  Prospectus  for your  annuity.  This  Supplement is intended to update certain  information in the Prospectus for the variable  annuity you own, and is not intended to be a prospectus or offer for any other variable  annuity  listed here that you do not own. If you would like  another  copy of the current  Prospectus,  please  contact us at
1-800-752-6342.

A. Effective  November 24, 2008, two additional  sub-advisors are being added to AST Academic  Strategies  Asset Allocation  Portfolio.
Accordingly,  in the section entitled "What Investment Options Can I Choose?",  we add the sub-advisors  referenced below to the column entitled "Portfolio Advisor/Sub-Advisor."

First Quadrant L.P. (First  Quadrant) and  AlphaSimplex  Group, LLC  (AlphaSimplex)  are being added as additional  sub-advisors to AST
Academic  Strategies  Asset  Allocation  Portfolio.  The expenses and investment  objectives/policies  do not change as a result of the addition of the new sub-advisors.

B. Effective on or about December 15, 2008,  Eaton Vance LLC will replace J.P. Morgan  Investment  Management,  Inc. as sub-advisor for
AST Large-Cap Value Portfolio.

C. Effective  January 1, 2009, the underlying  portfolios  listed below are being offered as new  Sub-accounts  under your annuity.  In order to reflect these additions:

In the section of each Prospectus entitled "Summary of Contract Expenses",  sub-section  "Underlying Portfolio Annual Expenses",  under the heading "Advanced Series Trust", the following portfolios have been added:

--------------------------------------------------------------------------------------------------------------------------------------
                                                UNDERLYING PORTFOLIO ANNUAL EXPENSES
                              (as a percentage of the average net assets of the underlying Portfolios)
--------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
                                                                                              Acquired              Total Annual
                                                                                              Portfolio
          UNDERLYING PORTFOLIO               Management      Other             12b-1           Fees &            Portfolio Operating
Advanced Series Trust:                          Fees          Expenses          Fees          Expenses                Expenses*
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
AST Bond Portfolio 2016                        0.65%*         1.02%**        0.00%           0.00%                 1.67%****
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
AST Bond Portfolio 2020                        0.65%*         1.02%***       0.00%           0.00%                 1.67%****
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------

*The contractual  investment management fee rate is subject to certain breakpoints.  In the event the combined average daily net assets of the AST Bond Portfolio  2016, the AST Bond Portfolio  2020, the AST Bond Portfolio  2015, the AST Bond Portfolio  2018, the AST Bond
Portfolio 2019, and the AST Investment  Grade Bond Portfolio do not exceed $500 million,  each  Portfolio's  investment  management fee rate will equal 0.65% of its average daily net assets.  In the event the combined average daily net assets of these  Portfolios  exceed
$500 million,  the portion of a Portfolio's  assets to which the  investment  management fee rate of 0.65% applies and the portion of a
Portfolio's assets to which the investment management fee rate of 0.64% applies will be determined on a pro rata basis.

**Estimates  based on an assumed  average daily net asset level of $10 million for the AST Bond  Portfolio  2016 during the fiscal year ending December 31, 2008. As used in connection with the AST Bond Portfolio 2016,  "other  expenses"  includes  expenses for accounting and valuation services,  custodian fees, audit and legal fees, transfer agency fees, fees paid to non-interested  Trustees, and certain other  miscellaneous  items.  Advanced  Series Trust (the Trust) has also entered  into  arrangements  with the issuers of the variable insurance  products  offering the AST Bond  Portfolio  2016 under which the Trust  currently  compensates  such  issuers for  providing ongoing services to Portfolio  shareholders  (e.g., the printing and mailing of Trust prospectuses and shareholder  reports) in lieu of the Trust  providing such services  directly to  shareholders.  The  contractual  administrative  services fee is 0.10% of the AST Bond
Portfolio 2016 's average daily net assets, subject to certain voluntary asset-based breakpoints.

***Estimates  based on an assumed  average daily net asset level of $10 million for the AST Bond  Portfolio 2020 during the fiscal year ending December 31, 2008. As used in connection with the AST Bond Portfolio 2020,  "other  expenses"  includes  expenses for accounting and valuation services,  custodian fees, audit and legal fees, transfer agency fees, fees paid to non-interested  Trustees, and certain other  miscellaneous  items.  Advanced  Series Trust (the Trust) has also entered  into  arrangements  with the issuers of the variable insurance  products  offering the AST Bond  Portfolio  2020 under which the Trust  currently  compensates  such  issuers for  providing ongoing services to Portfolio  shareholders  (e.g., the printing and mailing of Trust prospectuses and shareholder  reports) in lieu of the Trust  providing such services  directly to  shareholders.  The  contractual  administrative  services fee is 0.10% of the AST Bond
Portfolio 2020 's average daily net assets, subject to certain voluntary asset-based breakpoints.

****Estimated in part. The Investment  Managers have voluntarily  agreed to waive a portion of their investment  management fees and/or reimburse  certain  expenses  for the AST Bond  Portfolio  2016  and the AST Bond  Portfolio  2020 so that the  Portfolio's  investment management  fees plus other  expenses  (exclusive  in all cases of taxes,  interest,  brokerage  commissions,  distribution  fees,  and extraordinary  expenses) do not exceed 1.00% of the Portfolio's  average daily net assets for the fiscal year ending December 31, 2008.
These  arrangements  are voluntary and may be discontinued or otherwise  modified by the Investment  Managers at any time without prior notice.
The following is being added to the chart in each Prospectus in the section entitled "Investment Options":

----------------------- ----------------------------------------------------------------------------------- -------------------------
        STYLE/                                    INVESTMENT OBJECTIVES/POLICIES                                   PORTFOLIO
         TYPE                                                                                                       ADVISOR/
                                                                                                                  SUB-ADVISOR
                        ----------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------------------------------------------------------
      AST FUNDS
-------------------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------- -------------------------
     Fixed Income       AST Bond Portfolio 2016: seeks the highest  potential total return consistent with  Prudential Investment its  specified  level of risk  tolerance  to meet the  parameters  established  to support the GRO  benefits  and  maintain  liquidity  to support  changes in market conditions  for a fixed  maturity  of  2016.  Please  note  that  you may not make purchase  payments to this  Portfolio,  and that this  Portfolio is available only  Management, Inc.
                        with certain living benefits.
----------------------- ----------------------------------------------------------------------------------- -------------------------
----------------------- ----------------------------------------------------------------------------------- -------------------------
     Fixed Income       AST Bond Portfolio 2020: seeks the highest  potential total return consistent with  Prudential Investment its  specified  level of risk  tolerance  to meet the  parameters  established  to support the GRO  benefits  and  maintain  liquidity  to support  changes in market conditions  for a fixed  maturity  of  2020.  Please  note  that  you may not make purchase  payments to this  Portfolio,  and that this  Portfolio is available only  Management, Inc.
                        with certain living benefits.
----------------------- ----------------------------------------------------------------------------------- -------------------------

D. Closing of Lifetime Five and Spousal  Lifetime  Five.  Lifetime Five Income  Benefit and Spousal  Lifetime Five Income  Benefit (the
"Benefits"  and each, a "Benefit")  are  described in the section of the  prospectus  entitled  "Living  Benefit  Programs".  Effective
December  8,  2008,  we will cease  offering  the  Benefits,  for both new  Annuity  sales and  in-force  elections.  If you  currently participate in either Benefit,  this closing does not affect you or the guarantees  associated with your Benefit.  However,  subsequent to the closure,  you will no longer be allowed to re-elect  either  Benefit if you decide to terminate a Benefit.  Other Living Benefit programs may be available, subject to our election rules. Please refer to your prospectus for further details.

E. GRO Plus - Allocation of Account Value.  Under the section of the prospectus  entitled  "Guaranteed  Return Option Plus",  we remove the first paragraph and the last paragraph under "Key Feature - Allocation of Account Value", and replace it with the following:

GRO Plus uses a  mathematical  formula  that we operate in our sole  discretion  to help  manage  your  guarantees  through  all market cycles.  We reserve the right to change the mathematical  formula at our sole discretion,  subject to regulatory  approval if required.
We also reserve the right to change the mathematical  formula with respect to existing  programs,  where allowed by law. Each Valuation
Day,  the  formula  determines  if any portion of your  Account  Value needs to be  transferred  into or out of the Fixed  Allocations, through  reference to a "reallocation  trigger".  At any given time,  some,  none, or all of your Account Value may be allocated to the
Fixed Allocations.  With respect to any amounts held within the Fixed  Allocations,  we can give no assurance how long the amounts will reside there or if such amounts will transfer out of the Fixed Allocations.  If you make additional  Purchase Payments to your Annuity, they will be allocated to the Sub-accounts  according to your allocation  instructions.  Such additional  Purchase  Payments may or may not cause the formula to transfer money in or out of the Fixed  Allocations.  Once the Purchase Payments are allocated to your Annuity, they will also be subject to the mathematical  formula,  which may result in immediate  transfers to or from the Fixed Allocations,  if dictated by the formula.

The amount  that is  transferred  to and from the Fixed  Allocations  pursuant to the  mathematical  formula  depends  upon a number of factors unique to your Annuity (and is not necessarily  directly  correlated  with the securities  markets,  bond markets,  or interest rates, in general) including:

o        The difference between your Account Value (including any Market Value Adjustment) and your Protected Principal Value(s);
o        The amount of time until the maturity of your guarantee(s);
o        The amount invested in, and the performance of, the Sub-accounts;
o        The amount invested in, and interest earned within, the Fixed Allocations;
o        The current crediting rates associated with Fixed Allocations;
o        Additional Purchase Payments, if any, that you make to the Annuity; and
o        Withdrawals, if any, taken from the Annuity.

Any  amounts  invested  in the Fixed  Allocations  will  affect  your  ability  to  participate  in a  subsequent  recovery  within the
Sub-accounts.  Conversely,  the Account Value may be higher at the  beginning of the recovery,  e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected.

While you are not  notified  when your  Account  Value  reaches a  reallocation  trigger,  you will  receive a  confirmation  statement indicating the transfer of a portion of your Account Value either to or from Fixed Allocations.

You should be aware of the following potential ramifications of the reallocation mechanism:

o        Transfers of your Account  Value can be frequent,  and under some  scenarios may occur on a daily basis.  As  indicated,  each such  transfer  may be subject  to a Market  Value  Adjustment,  which can be  positive  or  negative.  Thus,  a Market  Value
         Adjustment will directly increase or reduce your Account Value.
o        As indicated,  we retain sole discretion under the allocation  mechanism (the mathematical  formula) to maintain some, or even all, of your Account  Value in the Fixed  Allocations.  The greater the Account  Value held in Fixed  Allocations,  the larger
         (in dollar terms) the Market Value Adjustment upon any transfer of such Account Value to the Sub-accounts.

Transfers do not impact any guarantees that have already been locked-in.

F. GRO - Allocation of Account Value.  Under the section of the prospectus  entitled  "Guaranteed  Return Option ", we remove the first paragraph and the last paragraph under "Key Feature - Allocation of Account Value", and replace it with the following:

GRO uses a mathematical  formula that we operate in our sole  discretion to help manage your guarantees  through all market cycles.  We reserve the right to change the  mathematical  formula at our sole  discretion,  subject to  regulatory  approval if required.  We also reserve the right to change the  mathematical  formula with respect to existing  programs,  where allowed by law. Each  Valuation  Day, the formula  determines  if any portion of your Account Value needs to be  transferred  into or out of the Fixed  Allocations,  through reference to a  "reallocation  trigger".  At any given time,  some,  none,  or all of your Account  Value may be allocated to the Fixed
Allocations.  If your entire Account Value is transferred to the Fixed  Allocations,  the formula will not transfer  amounts out of the
Fixed  Allocations to the  Sub-accounts  and the entire  Account Value would remain in the Fixed  Allocations.  If you make  additional
Purchase  Payments to your  Annuity,  they will be  allocated  to the  Sub-accounts  according to your  allocation  instructions.  Such additional  Purchase  Payments  may or may not  cause the  formula  to  transfer  money in or out of the  Fixed  Allocations.  Once the
Purchase Payments are allocated to your Annuity, they will also be subject to the mathematical  formula,  which may result in immediate transfers to or from the Fixed Allocations, if dictated by the formula.

The amount  that is  transferred  to and from the Fixed  Allocations  pursuant to the  mathematical  formula  depends  upon a number of factors unique to your Annuity (and is not necessarily  directly  correlated  with the securities  markets,  bond markets,  or interest rates, in general) including:

o        The difference between your Account Value (including any Market Value Adjustment) and your Protected Principal Value(s);
o        The amount of time until the maturity of your guarantee(s);
o        The amount invested in, and the performance of, the Sub-accounts;
o        The amount invested in, and interest earned within, the Fixed Allocations;
o        The current crediting rates associated with Fixed Allocations;
o        Additional Purchase Payments, if any, that you make to the Annuity; and
o        Withdrawals, if any, taken from the Annuity.

Any amounts invested in the Fixed Allocations will affect your ability to participate in a subsequent recovery within the
Sub-accounts.  Conversely, the Account Value may be higher at the beginning of the recovery, e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected.

While you are not notified when your Account Value reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the Fixed Allocation.

You should be aware of the following potential ramifications of the allocation mechanism:

o        Transfers of your Account Value can be frequent, and under some scenarios may occur on a daily basis.  As indicated, each such transfer may be subject to a Market Value Adjustment, which can be positive or negative.  Thus, a Market Value
         Adjustment will directly increase or reduce your Account Value.

o        As indicated,  we retain sole discretion under the allocation  mechanism (the mathematical  formula) to maintain some, or even all, of your Account  Value in the Fixed  Allocations.  The greater the Account  Value held in Fixed  Allocations,  the larger
         (in dollar terms) the Market Value Adjustment upon any transfer of such Account Value to the Sub-accounts.

Transfers do not impact your guarantees that have already been locked-in.

G.  GRO Plus 2008 and HD GRO - Allocation of Account Value.  Under the section of the prospectus entitled "Guaranteed Return Option
Plus 2008" and the section entitled " Highest Daily GRO", we add the following to the end of the sub-section entitled "Key Feature -
Allocation of Account Value":

Each of Highest Daily  Guaranteed  Return Option (HD GRO) and Guaranteed  Return Option Plus 2008 (GRO Plus 2008) uses a pre-determined mathematical  formula to help manage  your  guarantees  through all market  cycles.  Each  Valuation  Day,  the  formula  analyzes  the difference  between your Account  Value and your  guarantees,  as well as how long you have owned the benefit,  and  determines  if any portion of your Account Value needs to be  transferred  into or out of the AST Bond  Portfolio  Sub-accounts  (the "Bond  Portfolios").
Therefore,  at any given time,  some,  none,  or all of your  Account  Value may be allocated  to the Bond  Portfolios.  If your entire
Account  Value is  transferred  to the Bond  Portfolios,  then based on the way the formula  operates,  the formula  will not  transfer amounts out of the Bond Portfolios to the Sub-accounts  and the entire Account Value would remain in the Bond  Portfolios.  If you make additional  Purchase Payments to your Annuity,  they will be allocated to the Sub-accounts  according to your allocation  instructions.
Such  additional  Purchase  Payments  may or may not cause the formula to  transfer  money in or out of the Bond  Portfolios.  Once the
Purchase Payments are allocated to your Annuity, they will also be subject to the mathematical  formula,  which may result in immediate transfers to or from the Bond Portfolios, if dictated by the formula.

The amount that is transferred to and from the Bond Portfolios  pursuant to the  mathematical  formula depends upon a number of factors unique to your Annuity (and is not necessarily  directly  correlated with the securities  markets,  bond markets, or interest rates, in general) including:

o        The difference between your Account Value and your Guarantee Amount(s);
o        The amount of time until the maturity of your Guarantee(s);
o        The amount invested in, and the performance of, the Permitted Sub-accounts;
o        The amount invested in, and the performance of, the Bond Portfolios;
o        The discount rate used to determine the present value of your Guarantee(s);
o        Additional Purchase Payments, if any, that you make to the Annuity; and
o        Withdrawals, if any, taken from the Annuity.

Any amounts  invested in the Bond  Portfolios  will affect your ability to  participate in a subsequent  recovery  within the Permitted
Sub-accounts.  Conversely,  the Account Value may be higher at the  beginning of the recovery,  e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected.

Transfers do not impact any guarantees that have already been locked-in.

H.  Asset Transfer Component of HD5 - Allocation of Account Value.  We replace the section of the prospectus entitled "Asset Transfer
Component of Highest Daily Lifetime Five" with the following:

Asset Transfer Component of Highest Daily Lifetime Five
As indicated  above, we limit the  sub-accounts  to which you may allocate  Account Value if you elect Highest Daily Lifetime Five. For purposes of this benefit, we refer to those permitted sub-accounts as the "Permitted  Sub-accounts".  As a requirement of participating in Highest Daily  Lifetime  Five,  we require that you  participate  in our  specialized  asset  transfer  program,  under which we may transfer  Account Value between the Permitted  Sub-accounts  and a fixed interest rate account that is part of our general account (the
"Benefit Fixed Rate  Account").  We determine  whether to make a transfer,  and the amount of any transfer,  under a  non-discretionary formula,  discussed below. The Benefit Fixed Rate Account is available only with this benefit,  and thus you may not allocate  Purchase
Payments to the Benefit  Fixed Rate  Account.  The interest  rate that we pay with respect to the Benefit Fixed Rate Account is reduced by an amount that  corresponds  generally to the charge that we assess  against your variable  Sub-accounts  for Highest Daily Lifetime
Five. The Benefit Fixed Rate Account is not subject to the Investment Company Act of 1940 or the Securities Act of 1933.

Under the asset  transfer  component  of Highest  Daily  Lifetime  Five,  we monitor  your  Account  Value  daily  and,  if  necessary, systematically  transfer amounts between the Permitted  Sub-accounts  you have chosen and the Benefit Fixed Rate Account.  Any transfer would be made in accordance  with a formula,  which is set forth in the schedule  supplement to the  endorsement  for this benefit (and also appears in the Appendices to the prospectus).  Speaking  generally,  the formula,  which we apply each Valuation Day,  operates as follows.  The formula starts by identifying  your Protected  Withdrawal  Value for that day and then  multiplies  that figure by 5%, to produce a projected (i.e.,  hypothetical)  Highest Daily Annual Income Amount. Then, using our actuarial tables, we produce an estimate of the total amount we would target in our allocation  model,  based on the projected  Highest Daily Annual Income Amount each year for the rest of your life.  In the formula,  we refer to that value as the "Target  Value" or "L". If you have  already made a  withdrawal, your projected  Highest Daily Annual Income Amount (and thus your Target Value) would take into account any automatic  step-up that was scheduled to occur  according to the step-up  formula  described  above.  Next, the formula  subtracts from the Target Value the amount held  within the  Benefit  Fixed Rate  Account on that day,  and  divides  that  difference  by the amount  held  within the  Permitted
Sub-accounts.  That ratio,  which  essentially  isolates  the amount of your Target Value that is not offset by amounts held within the
Benefit Fixed Rate Account,  is called the "Target Ratio" or "r". If the Target Ratio exceeds a certain  percentage  (currently 83%) it means  essentially  that too much Target Value is not offset by assets  within the Benefit  Fixed Rate  Account,  and therefore we will transfer an amount from your Permitted  Sub-accounts to the Benefit Fixed Rate Account.  Conversely,  if the Target Ratio falls below a certain  percentage  (currently  77%), then a transfer from the Benefit Fixed Rate Account to the Permitted  Sub-accounts  would occur.
Note that the formula is  calculated  with  reference to the Highest  Daily Annual  Income  Amount,  rather than with  reference to the
Annual Income Amount.

As you can glean from the formula,  poor  investment  performance  of your Account  Value may result in a transfer of a portion of your variable  Account Value to the Benefit Fixed Rate Account,  because such poor investment  performance  will tend to increase the Target
Ratio.  Moreover,  "flat"  investment  returns of your  Account  Value over a period of time also could  result in the transfer of your
Account  Value to the Benefit  Fixed Rate  Account.  Because the amount  allocated  to the  Benefit  Fixed Rate  Account and the amount allocated to the  Permitted  Sub-accounts  each is a variable in the formula,  the  investment  performance  of each affects  whether a transfer occurs for your Annuity.  In deciding how much to transfer,  we use another  formula,  which  essentially  seeks to re-balance amounts  held in the  Permitted  Sub-accounts  and the  Benefit  Fixed  Rate  Account so that the Target  Ratio  meets a target,  which currently is equal to 80%. Once you elect Highest Daily  Lifetime  Five,  the ratios we use will be fixed.  For newly issued  annuities that elect Highest Daily Lifetime Five and existing  annuities that elect Highest Daily  Lifetime Five,  however,  we reserve the right to change the ratios.

While you are not notified when your Annuity reaches a reallocation  trigger, you will receive a confirmation  statement indicating the transfer of a portion of your Account  Value either to or from the Benefit Fixed Rate  Account.  The formula by which the  reallocation triggers  operate is designed  primarily to mitigate the financial  risks that we incur in providing the guarantee  under Highest Daily
Lifetime Five.

Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:
o        Not make any transfer between the Permitted Sub-accounts and the Benefit Fixed Rate Account; or
o        If a portion of your Account Value was  previously  allocated to the Benefit Fixed Rate Account,  transfer all or a portion of those  amounts to the  Permitted  Sub-accounts,  based on your  existing  allocation  instructions  or (in the absence of such existing  instructions) pro rata (i.e., in the same proportion as the current balances in your variable  investment  options).
         Amounts  taken out of the Benefit  Fixed Rate  Account will be withdrawn  for this purpose on a last-in,  first-out  basis (an amount  renewed into a new guarantee  period under the Benefit Fixed Rate Account will be deemed a new investment for purposes of this last-in, first-out rule); or
o        Transfer all or a portion of your Account  Value in the  Permitted  Sub-accounts  pro-rata to the Benefit  Fixed Rate Account.
         The interest that you earn on such  transferred  amount will be equal to the annual rate that we have set for that day, and we will credit the daily  equivalent of that annual  interest  until the earlier of one year from the date of the transfer or the date that such amount in the Benefit Fixed Rate Account is transferred back to the Permitted Sub-accounts.

At any given time,  some,  none,  or all of your  Account  Value may be  allocated to the Benefit  Fixed Rate  Account.  If your entire
Account  Value is  transferred  to the Benefit  Fixed Rate Account,  then based on the way the formula  operates,  the formula will not transfer  amounts out of the Benefit Fixed Rate Account to the Permitted  Sub-accounts and the entire Account Value would remain in the
Benefit Rate Fixed  Account.  If you make  additional  Purchase  Payments to your Annuity,  they will be allocated to the  Sub-accounts according to your allocation  instructions.  Such additional Purchase Payments may or may not cause the formula to transfer money in or out of the Benefit Fixed Rate  Account.  Once the Purchase  Payments are  allocated to your  Annuity,  they will also be subject to the mathematical formula, which may result in immediate transfers to or from the Benefit Fixed Rate Account, if dictated by the formula.

The amount that is transferred to and from the Benefit Fixed Rate Account  pursuant to the  mathematical  formula depends upon a number of factors unique to your Annuity (and is not necessarily  directly correlated with the securities  markets,  bond markets, or interest rates, in general) including:
o        How long you have owned Highest Daily Lifetime Five;
o        The performance of the Permitted Sub-accounts you have chosen;
o        The performance of the Benefit Fixed Rate Account (i.e., the amount of interest credited to the Benefit Fixed Rate Account);
o        The amount you have allocated to each of the Permitted Sub-accounts you have chosen;
o        The amount you have allocated to the Benefit Fixed Rate Account;
o        Additional Purchase Payments, if any, you make to your Annuity;
o        Withdrawals, if any, you take from your Annuity (withdrawals are taken pro rata from your Account Value).

Any Account  Value in the Benefit  Fixed Rate  Account  will not be  available  to  participate  in the  investment  experience  of the
Permitted Sub-accounts if there is a recovery until it is moved out of the Benefit Fixed Rate Account.

The more of your  Account  Value  allocated  to the  Benefit  Fixed Rate  Account  under the  formula,  the  greater  the impact of the performance  of the Benefit Fixed Rate Account in determining  whether (and how much) of your Account Value is transferred  back to the
Permitted  Sub-accounts.  Further,  it is possible under the formula,  that if a significant portion your Account Value is allocated to the Benefit Fixed Rate Account and that Account has good  performance but the  performance of your Permitted  Sub-accounts is negative, that the formula might  transfer your Account Value to the Permitted  Sub-accounts.  Thus,  the converse is true too (the more you have allocated to the Permitted  Sub-accounts,  the greater the impact of the performance of those Sub-accounts will have on any transfer to the Benefit Fixed Rate Account).

I. Asset  Transfer  Component  of HD7 and SHD7 -  Allocation  of Account  Value.  We replace the  sections of the  prospectus  entitled
"Asset Transfer  Component of Highest Daily Lifetime Seven" and "Asset Transfer  Component of Spousal Highest Daily Lifetime Seven" (as
applicable) with the following:

Asset Transfer Component of Highest Daily Lifetime Seven/Spousal Highest Daily Lifetime Seven
As  indicated  above,  we limit  the  Sub-accounts  to which  you may  allocate  Account  Value if you  elect  Highest  Daily  Lifetime
Seven/Spousal  Highest Daily Lifetime Seven.  For purposes of the benefit,  we refer to those permitted  Sub-accounts as the "Permitted
Sub-accounts".  As a requirement of  participating  in Highest Daily Lifetime  Seven/Spousal  Highest Daily Lifetime  Seven, we require that you  participate  in our  specialized  asset  transfer  program,  under which we may transfer  Account Value between the Permitted
Sub-accounts  and a specified bond fund within the Advanced Series Trust (the "AST Investment  Grade Bond  Sub-account").  We determine whether to make a transfer, and the amount of any transfer,  under a non-discretionary  mathematical formula,  discussed below. The AST
Investment  Grade Bond  Sub-account is available  only with this benefit,  and thus you may not allocate  Purchase  Payments to the AST
Investment Grade Bond Sub-account.  Under the asset transfer component of Highest Daily Lifetime  Seven/Spousal  Highest Daily Lifetime
Seven,  we monitor your Account  Value daily and, if dictated by the formula,  systematically  transfer  amounts  between the Permitted
Sub-accounts  you have chosen and the AST Investment Grade Bond  Sub-account.  Any transfer would be made in accordance with a formula, which is set forth in the Appendices to this prospectus.

Speaking generally,  the formula,  which we apply each Valuation Day, operates as follows.  The formula starts by identifying an income basis for that day and then multiplies that figure by 5%, to produce a projected (i.e.,  hypothetical)  income amount. Note that we use
5% in the formula,  irrespective  of the  Annuitant's  attained age. Then we produce an estimate of the total amount we would target in our  allocation  model,  based on the projected  income amount and factors set forth in the formula.  In the formula,  we refer to that value as the "Target Value" or "L". If you have already made a withdrawal,  your  projected  income amount (and thus your Target Value)
would take into account any automatic  step-up,  any  subsequent  purchase  payments,  and any excess  withdrawals.  Next,  the formula subtracts  from the Target  Value the amount  held within the AST  Investment  Grade Bond  Sub-account  on that day,  and divides  that difference by the amount held within the  Permitted  Sub-accounts.  That ratio,  which  essentially  isolates the amount of your Target
Value that is not offset by amounts held within the AST  Investment  Grade Bond  Sub-account,  is called the "Target  Ratio" or "r". If the Target  Ratio  exceeds a certain  percentage  (currently  83%),  it means  essentially  that too much Target Value is not offset by assets within the AST Investment Grade Bond Sub-account,  and therefore we will transfer an amount from your Permitted  Sub-accounts to the AST Investment Grade Bond Sub-account.  Conversely,  if the Target Ratio falls below a certain  percentage  (currently 77%), then a transfer from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts would occur.

As you can glean from the formula,  poor  investment  performance  of your Account  Value may result in a transfer of a portion of your variable  Account Value to the AST Investment  Grade Bond  Sub-account  because such poor investment  performance will tend to increase the Target Ratio.  Moreover,  "flat"  investment  returns of your Account Value over a period of time also could result in the transfer of your Account Value from the Permitted  Sub-accounts to the AST Investment  Grade Bond  Sub-account.  Because the amount allocated to the AST Investment  Grade Bond Sub-account and the amount  allocated to the Permitted  Sub-accounts  each is a variable in the formula, the  investment  performance  of each affects  whether a transfer  occurs for your  Annuity.  In deciding how much to transfer,  we use another formula,  which  essentially seeks to re-balance  amounts held in the Permitted  Sub-accounts and the AST Investment Grade Bond
Sub-account  so that the  Target  Ratio  meets a target,  which  currently  is equal to 80%.  Once you  elect  Highest  Daily  Lifetime
Seven/Spousal  Highest Daily  Lifetime  Seven,  the ratios we use will be fixed.  For  newly-issued  Annuities that elect Highest Daily
Lifetime  Seven/Spousal  Highest Daily Lifetime Seven and existing  Annuities that elect Highest Daily Lifetime  Seven/Spousal  Highest
Daily Lifetime Seven, however, we reserve the right to change the ratios.

While you are not notified when your Annuity reaches a reallocation  trigger, you will receive a confirmation  statement indicating the transfer of a portion of your  Account  Value either to or from the AST  Investment  Grade Bond  Sub-account.  The formula by which the reallocation  triggers  operate is designed  primarily to mitigate the financial  risks that we incur in providing the guarantee  under
Highest Daily Lifetime Seven/Spousal Highest Daily Lifetime Seven.

Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:
o        Not make any transfer between the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account; or
o        If a portion of your Account Value was previously  allocated to the AST Investment Grade Bond  Sub-account,  transfer all or a portion of those amounts to the Permitted  Sub-accounts,  based on your existing allocation instructions or (in the absence of such  existing  instructions)  pro rata (i.e.,  in the same  proportion as the current  balances in your  variable  investment options).  Amounts taken out of the AST  Investment  Grade Bond  Sub-account  will be withdrawn for this purpose on a last-in, first-out basis; or
o        Transfer  all or a portion of your Account  Value in the  Permitted  Sub-accounts  pro-rata to the AST  Investment  Grade Bond
         Sub-account.

At any given time,  some,  none, or all of your Account Value may be allocated to the AST Investment  Grade Bond  Sub-account.  If your entire Account Value is  transferred to the AST Investment  Grade Bond  Sub-account,  then based on the way the formula  operates,  the formula will not transfer  amounts out of the AST  Investment  Grade Bond  Sub-account  to the  Permitted  Sub-accounts  and the entire
Account Value would remain in the AST Investment  Grade Bond  Sub-account.  If you make additional  Purchase  Payments to your Annuity, they will be allocated to the Sub-accounts  according to your allocation  instructions.  Such additional  Purchase  Payments may or may not cause the  formula to transfer  money in or out of the AST  Investment  Grade Bond  Sub-account.  Once the  Purchase  Payments  are allocated to your Annuity,  they will also be subject to the mathematical  formula,  which may result in immediate transfers to or from the AST Investment Grade Bond Sub-accounts, if dictated by the formula.

The amount that is transferred to and from the AST Investment  Grade Bond  Sub-account  pursuant to the  mathematical  formula  depends upon a number of factors  unique to your  Annuity  (and is not  necessarily  directly  correlated  with the  securities  markets,  bond markets, or interest rates, in general) including:
o        How long you have owned Highest Daily Lifetime Seven/Spousal Highest Daily Lifetime Seven;
o        The performance of the Permitted Sub-accounts you have chosen;
o        The performance of the AST Investment Grade Bond Sub-account;
o        The amount you have allocated to each of the Permitted Sub-accounts you have chosen;
o        The amount you have allocated to the AST Investment Grade Bond Sub-account;
o        Additional Purchase Payments, if any, you make to your Annuity;
o        Withdrawals, if any, you take from your Annuity (withdrawals are taken pro rata from your Account Value).

Any Account Value in the AST Investment  Grade Bond  Sub-account  will not be available to participate in the investment  experience of the Permitted Sub-accounts if there is a recovery until it is moved out of the AST Investment Grade Bond Sub-account.

The more of your Account Value  allocated to the AST Investment  Grade Bond  Sub-account  under the formula,  the greater the impact of the performance of that  Sub-account in determining  whether (and how much) of your Account Value is transferred  back to the Permitted
Sub-accounts.  Further,  it is possible  under the formula,  that if a  significant  portion your Account Value is allocated to the AST
Investment  Grade Bond  Sub-account  and that  Sub-account has good  performance but the performance of your Permitted  Sub-accounts is negative,  that the formula might transfer your Account Value to the Permitted  Sub-accounts.  Thus, the converse is true too (the more you have allocated to the Permitted  Sub-accounts,  the greater the impact of the  performance of those  Sub-accounts  will have on any transfer to the AST Investment Grade Bond Sub-account).

                                            PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                                                  ADVANCED SERIES ADVISOR PLAN IIISM
                                                       ADVANCED SERIES APEX IISM
                                                     ADVANCED SERIES LIFEVEST IISM
                                                  ADVANCED SERIES XTRA CREDIT EIGHTSM

                                                  Supplement, dated November 24, 2008
                                                                  To
                                     Prospectuses, dated May 1, 2008 (June 16, 2008, for XT8 only)

This  Supplement  should be read and retained  with the current  Prospectus  for your  annuity.  This  Supplement is intended to update certain  information in the Prospectus for the variable  annuity you own, and is not intended to be a prospectus or offer for any other variable  annuity  listed here that you do not own. If you would like  another  copy of the current  Prospectus,  please  contact us at
1-800-752-6342.

A.  For Advanced Series XTra Credit Eight only:

In the Section  entitled "How Do I Receive  Credits Under The XT8 Annuity",  we mention that we had filed an  application  with the SEC that, if granted,  would allow us to recapture the credit amounts under certain  circumstances.  Recently,  we received SEC approval of that application.  Beginning on or about February 9, 2009, we will start  recapturing  credit amounts under the circumstances set forth under the sub-heading "Recapture of XTra Credits."

B. Effective  November 24, 2008, two additional  sub-advisors are being added to AST Academic  Strategies  Asset Allocation  Portfolio.
Accordingly,  in the section entitled "What Investment Options Can I Choose?",  we add the sub-advisors  referenced below to the column entitled "Portfolio Advisor/Sub-Advisor."

First Quadrant L.P. (First  Quadrant) and  AlphaSimplex  Group, LLC  (AlphaSimplex)  are being added as additional  sub-advisors to AST
Academic  Strategies  Asset  Allocation  Portfolio.  The expenses and investment  objectives/policies  do not change as a result of the addition of the new sub-advisors.

C. Effective on or about December 15, 2008,  Eaton Vance LLC will replace J.P. Morgan  Investment  Management,  Inc. as sub-advisor for
AST Large-Cap Value Portfolio.

D. Effective  January 1, 2009, the underlying  portfolios  listed below are being offered as new  Sub-accounts  under your annuity.  In order to reflect these additions:

In the section of each Prospectus entitled "Summary of Contract Expenses",  sub-section  "Underlying Portfolio Annual Expenses",  under the heading "Advanced Series Trust", the following portfolios have been added:

--------------------------------------------------------------------------------------------------------------------------------------
                                                UNDERLYING PORTFOLIO ANNUAL EXPENSES
                              (as a percentage of the average net assets of the underlying Portfolios)
--------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
                                                                                              Acquired              Total Annual
                                                                                              Portfolio
          UNDERLYING PORTFOLIO               Management      Other             12b-1           Fees&            Portfolio Operating
Advanced Series Trust:                          Fees          Expenses          Fees          Expenses                Expenses*
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
AST Bond Portfolio 2016                        0.65%*         1.02%**        0.00%           0.00%                 1.67%****
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
AST Bond Portfolio 2020                        0.65%*         1.02%***       0.00%           0.00%                 1.67%****
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------

*The contractual  investment management fee rate is subject to certain breakpoints.  In the event the combined average daily net assets of the AST Bond Portfolio  2016, the AST Bond Portfolio  2020, the AST Bond Portfolio  2015, the AST Bond Portfolio  2018, the AST Bond
Portfolio 2019, and the AST Investment  Grade Bond Portfolio do not exceed $500 million,  each  Portfolio's  investment  management fee rate will equal 0.65% of its average daily net assets.  In the event the combined average daily net assets of these  Portfolios  exceed
$500 million,  the portion of a Portfolio's  assets to which the  investment  management fee rate of 0.65% applies and the portion of a
Portfolio's assets to which the investment management fee rate of 0.64% applies will be determined on a pro rata basis.

**Estimates  based on an assumed  average daily net asset level of $10 million for the AST Bond  Portfolio  2016 during the fiscal year ending December 31, 2008. As used in connection with the AST Bond Portfolio 2016,  "other  expenses"  includes  expenses for accounting and valuation services,  custodian fees, audit and legal fees, transfer agency fees, fees paid to non-interested  Trustees, and certain other  miscellaneous  items.  Advanced  Series Trust (the Trust) has also entered  into  arrangements  with the issuers of the variable insurance  products  offering the AST Bond  Portfolio  2016 under which the Trust  currently  compensates  such  issuers for  providing ongoing services to Portfolio  shareholders  (e.g., the printing and mailing of Trust prospectuses and shareholder  reports) in lieu of the Trust  providing such services  directly to  shareholders.  The  contractual  administrative  services fee is 0.10% of the AST Bond
Portfolio 2016 's average daily net assets, subject to certain voluntary asset-based breakpoints.

***Estimates  based on an assumed  average daily net asset level of $10 million for the AST Bond  Portfolio 2020 during the fiscal year ending December 31, 2008. As used in connection with the AST Bond Portfolio 2020,  "other  expenses"  includes  expenses for accounting and valuation services,  custodian fees, audit and legal fees, transfer agency fees, fees paid to non-interested  Trustees, and certain other  miscellaneous  items.  Advanced  Series Trust (the Trust) has also entered  into  arrangements  with the issuers of the variable insurance  products  offering the AST Bond  Portfolio  2020 under which the Trust  currently  compensates  such  issuers for  providing ongoing services to Portfolio  shareholders  (e.g., the printing and mailing of Trust prospectuses and shareholder  reports) in lieu of the Trust  providing such services  directly to  shareholders.  The  contractual  administrative  services fee is 0.10% of the AST Bond
Portfolio 2020 's average daily net assets, subject to certain voluntary asset-based breakpoints.

****Estimated in part. The Investment  Managers have voluntarily  agreed to waive a portion of their investment  management fees and/or reimburse  certain  expenses  for the AST Bond  Portfolio  2016  and the AST Bond  Portfolio  2020 so that the  Portfolio's  investment management  fees plus other  expenses  (exclusive  in all cases of taxes,  interest,  brokerage  commissions,  distribution  fees,  and extraordinary  expenses) do not exceed 1.00% of the Portfolio's  average daily net assets for the fiscal year ending December 31, 2008.
These  arrangements  are voluntary and may be discontinued or otherwise  modified by the Investment  Managers at any time without prior notice.
The following is being added to the chart in each Prospectus in the section entitled "Investment Options":

----------------------- ----------------------------------------------------------------------------------- -------------------------
        STYLE/                                    INVESTMENT OBJECTIVES/POLICIES                                   PORTFOLIO
         TYPE                                                                                                       ADVISOR/
                                                                                                                  SUB-ADVISOR
                        ----------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------------------------------------------------------
      AST FUNDS
-------------------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------- -------------------------
     Fixed Income       AST Bond Portfolio 2016: seeks the highest  potential total return consistent with  Prudential Investment its  specified  level of risk  tolerance  to meet the  parameters  established  to support the GRO  benefits  and  maintain  liquidity  to support  changes in market conditions  for a fixed  maturity  of  2016.  Please  note  that  you may not make purchase  payments to this  Portfolio,  and that this  Portfolio is available only  Management, Inc.
                        with certain living benefits.
----------------------- ----------------------------------------------------------------------------------- -------------------------
----------------------- ----------------------------------------------------------------------------------- -------------------------
     Fixed Income       AST Bond Portfolio 2020: seeks the highest  potential total return consistent with  Prudential Investment its  specified  level of risk  tolerance  to meet the  parameters  established  to support the GRO  benefits  and  maintain  liquidity  to support  changes in market conditions  for a fixed  maturity  of  2020.  Please  note  that  you may not make purchase  payments to this  Portfolio,  and that this  Portfolio is available only  Management, Inc.
                        with certain living benefits.
----------------------- ----------------------------------------------------------------------------------- -------------------------

E. Closing of Lifetime Five and Spousal  Lifetime  Five.  Lifetime Five Income  Benefit and Spousal  Lifetime Five Income  Benefit (the
"Benefits"  and each, a "Benefit")  are  described in the section of the  prospectus  entitled  "Living  Benefit  Programs".  Effective
December  8,  2008,  we will cease  offering  the  Benefits,  for both new  Annuity  sales and  in-force  elections.  If you  currently participate in either Benefit,  this closing does not affect you or the guarantees  associated with your Benefit.  However,  subsequent to the closure,  you will no longer be allowed to re-elect  either  Benefit if you decide to terminate a Benefit.  Other Living Benefit programs may be available, subject to our election rules. Please refer to your prospectus for further details.

F. GRO Plus - Allocation of Account Value.  Under the section of the prospectus  entitled  "Guaranteed  Return Option Plus",  we remove the first paragraph and the last paragraph under "Key Feature - Allocation of Account Value", and replace it with the following:

GRO Plus uses a  mathematical  formula  that we operate in our sole  discretion  to help  manage  your  guarantees  through  all market cycles.  We reserve the right to change the mathematical  formula at our sole discretion,  subject to regulatory  approval if required.
We also reserve the right to change the mathematical  formula with respect to existing  programs,  where allowed by law. Each Valuation
Day,  the  formula  determines  if any portion of your  Account  Value needs to be  transferred  into or out of the Fixed  Allocations, through  reference to a "reallocation  trigger".  At any given time,  some,  none, or all of your Account Value may be allocated to the
Fixed Allocations.  With respect to any amounts held within the Fixed  Allocations,  we can give no assurance how long the amounts will reside there or if such amounts will transfer out of the Fixed Allocations.  If you make additional  Purchase Payments to your Annuity, they will be allocated to the Sub-accounts  according to your allocation  instructions.  Such additional  Purchase  Payments may or may not cause the formula to transfer money in or out of the Fixed  Allocations.  Once the Purchase Payments are allocated to your Annuity, they will also be subject to the mathematical  formula,  which may result in immediate  transfers to or from the Fixed Allocations,  if dictated by the formula.

The amount  that is  transferred  to and from the Fixed  Allocations  pursuant to the  mathematical  formula  depends  upon a number of factors unique to your Annuity (and is not necessarily  directly  correlated  with the securities  markets,  bond markets,  or interest rates, in general) including:

o        The difference between your Account Value (including any Market Value Adjustment) and your Protected Principal Value(s);
o        The amount of time until the maturity of your guarantee(s);
o        The amount invested in, and the performance of, the Sub-accounts;
o        The amount invested in, and interest earned within, the Fixed Allocations;
o        The current crediting rates associated with Fixed Allocations;
o        Additional Purchase Payments, if any, that you make to the Annuity; and
o        Withdrawals, if any, taken from the Annuity.

Any  amounts  invested  in the Fixed  Allocations  will  affect  your  ability  to  participate  in a  subsequent  recovery  within the
Sub-accounts.  Conversely,  the Account Value may be higher at the  beginning of the recovery,  e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected.

While you are not  notified  when your  Account  Value  reaches a  reallocation  trigger,  you will  receive a  confirmation  statement indicating the transfer of a portion of your Account Value either to or from Fixed Allocations.

You should be aware of the following potential ramifications of the reallocation mechanism:

o        Transfers of your Account  Value can be frequent,  and under some  scenarios may occur on a daily basis.  As  indicated,  each such  transfer  may be subject  to a Market  Value  Adjustment,  which can be  positive  or  negative.  Thus,  a Market  Value
         Adjustment will directly increase or reduce your Account Value.
o        As indicated,  we retain sole discretion under the allocation  mechanism (the mathematical  formula) to maintain some, or even all, of your Account  Value in the Fixed  Allocations.  The greater the Account  Value held in Fixed  Allocations,  the larger
         (in dollar terms) the Market Value Adjustment upon any transfer of such Account Value to the Sub-accounts.

Transfers do not impact any guarantees that have already been locked-in.

G. GRO - Allocation of Account Value.  Under the section of the prospectus  entitled  "Guaranteed  Return Option ", we remove the first paragraph and the last paragraph under "Key Feature - Allocation of Account Value", and replace it with the following:

GRO uses a mathematical  formula that we operate in our sole  discretion to help manage your guarantees  through all market cycles.  We reserve the right to change the  mathematical  formula at our sole  discretion,  subject to  regulatory  approval if required.  We also reserve the right to change the  mathematical  formula with respect to existing  programs,  where allowed by law. Each  Valuation  Day, the formula  determines  if any portion of your Account Value needs to be  transferred  into or out of the Fixed  Allocations,  through reference to a  "reallocation  trigger".  At any given time,  some,  none,  or all of your Account  Value may be allocated to the Fixed
Allocations.  If your entire Account Value is transferred to the Fixed  Allocations,  the formula will not transfer  amounts out of the
Fixed  Allocations to the  Sub-accounts  and the entire  Account Value would remain in the Fixed  Allocations.  If you make  additional
Purchase  Payments to your  Annuity,  they will be  allocated  to the  Sub-accounts  according to your  allocation  instructions.  Such additional  Purchase  Payments  may or may not  cause the  formula  to  transfer  money in or out of the  Fixed  Allocations.  Once the
Purchase Payments are allocated to your Annuity, they will also be subject to the mathematical  formula,  which may result in immediate transfers to or from the Fixed Allocations, if dictated by the formula.

The amount  that is  transferred  to and from the Fixed  Allocations  pursuant to the  mathematical  formula  depends  upon a number of factors unique to your Annuity (and is not necessarily  directly  correlated  with the securities  markets,  bond markets,  or interest rates, in general) including:

o        The difference between your Account Value (including any Market Value Adjustment) and your Protected Principal Value(s);
o        The amount of time until the maturity of your guarantee(s);
o        The amount invested in, and the performance of, the Sub-accounts;
o        The amount invested in, and interest earned within, the Fixed Allocations;
o        The current crediting rates associated with Fixed Allocations;
o        Additional Purchase Payments, if any, that you make to the Annuity; and
o        Withdrawals, if any, taken from the Annuity.

Any amounts invested in the Fixed Allocations will affect your ability to participate in a subsequent recovery within the
Sub-accounts.  Conversely, the Account Value may be higher at the beginning of the recovery, e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected.

While you are not notified when your Account Value reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the Fixed Allocation.

You should be aware of the following potential ramifications of the allocation mechanism:

o        Transfers of your Account Value can be frequent, and under some scenarios may occur on a daily basis.  As indicated, each such transfer may be subject to a Market Value Adjustment, which can be positive or negative.  Thus, a Market Value
         Adjustment will directly increase or reduce your Account Value.

o        As indicated,  we retain sole discretion under the allocation  mechanism (the mathematical  formula) to maintain some, or even all, of your Account  Value in the Fixed  Allocations.  The greater the Account  Value held in Fixed  Allocations,  the larger
         (in dollar terms) the Market Value Adjustment upon any transfer of such Account Value to the Sub-accounts.

Transfers do not impact your guarantees that have already been locked-in.

H.  GRO Plus 2008 and HD GRO - Allocation of Account Value.  Each of Highest Daily Guaranteed Return Option (HD GRO) and Guaranteed
Return Option Plus 2008 (GRO Plus 2008) uses a pre-determined mathematical formula to help manage your guarantees through all market cycles.  Each Valuation Day, the formula analyzes the difference between your Account Value and your guarantees, as well as how long you have owned the benefit, and determines if any portion of your Account Value needs to be transferred into or out of the AST Bond
Portfolio Sub-accounts (the "Bond Portfolios"). Therefore, at any given time, some, none, or all of your Account Value may be allocated to the Bond Portfolios.  If your entire Account Value is transferred to the Bond Portfolios, then based on the way the formula operates, the formula will not transfer amounts out of the Bond Portfolios to the Sub-accounts and the entire Account Value would remain in the Bond Portfolios.  If you make additional Purchase Payments to your Annuity, they will be allocated to the
Sub-accounts according to your allocation instructions. Such additional Purchase Payments may or may not cause the formula to transfer money in or out of the Bond Portfolios.  Once the Purchase Payments are allocated to your Annuity, they will also be subject to the mathematical formula, which may result in immediate transfers to or from the Bond Portfolios, if dictated by the formula.

The amount that is transferred to and from the Bond Portfolios  pursuant to the  mathematical  formula depends upon a number of factors unique to your Annuity (and is not necessarily  directly  correlated with the securities  markets,  bond markets, or interest rates, in general) including:

o        The difference between your Account Value and your Guarantee Amount(s);
o        The amount of time until the maturity of your Guarantee(s);
o        The amount invested in, and the performance of, the Permitted Sub-accounts;
o        The amount invested in, and the performance of, the Bond Portfolios;
o        The discount rate used to determine the present value of your Guarantee(s);
o        Additional Purchase Payments, if any, that you make to the Annuity; and
o        Withdrawals, if any, taken from the Annuity.

Any amounts  invested in the Bond  Portfolios  will affect your ability to  participate in a subsequent  recovery  within the Permitted
Sub-accounts.  Conversely,  the Account Value may be higher at the  beginning of the recovery,  e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected.

Transfers do not impact any guarantees that have already been locked-in.

I.  Asset Component of HD5 - Allocation of Account Value.  We replace the section of the prospectus entitled "Asset Transfer
Component of Highest Daily Lifetime Five" with the following:

Asset Transfer Component of Highest Daily Lifetime Five
As indicated  above, we limit the  sub-accounts  to which you may allocate  Account Value if you elect Highest Daily Lifetime Five. For purposes of this benefit, we refer to those permitted sub-accounts as the "Permitted  Sub-accounts".  As a requirement of participating in Highest Daily  Lifetime  Five,  we require that you  participate  in our  specialized  asset  transfer  program,  under which we may transfer  Account Value between the Permitted  Sub-accounts  and a fixed interest rate account that is part of our general account (the
"Benefit Fixed Rate  Account").  We determine  whether to make a transfer,  and the amount of any transfer,  under a  non-discretionary formula,  discussed below. The Benefit Fixed Rate Account is available only with this benefit,  and thus you may not allocate  Purchase
Payments to the Benefit  Fixed Rate  Account.  The interest  rate that we pay with respect to the Benefit Fixed Rate Account is reduced by an amount that  corresponds  generally to the charge that we assess  against your variable  Sub-accounts  for Highest Daily Lifetime
Five. The Benefit Fixed Rate Account is not subject to the Investment Company Act of 1940 or the Securities Act of 1933.

Under the asset  transfer  component  of Highest  Daily  Lifetime  Five,  we monitor  your  Account  Value  daily  and,  if  necessary, systematically  transfer amounts between the Permitted  Sub-accounts  you have chosen and the Benefit Fixed Rate Account.  Any transfer would be made in accordance  with a formula,  which is set forth in the schedule  supplement to the  endorsement  for this benefit (and also appears in the Appendices to the prospectus).  Speaking  generally,  the formula,  which we apply each Valuation Day,  operates as follows.  The formula starts by identifying  your Protected  Withdrawal  Value for that day and then  multiplies  that figure by 5%, to produce a projected (i.e.,  hypothetical)  Highest Daily Annual Income Amount. Then, using our actuarial tables, we produce an estimate of the total amount we would target in our allocation  model,  based on the projected  Highest Daily Annual Income Amount each year for the rest of your life.  In the formula,  we refer to that value as the "Target  Value" or "L". If you have  already made a  withdrawal, your projected  Highest Daily Annual Income Amount (and thus your Target Value) would take into account any automatic  step-up that was scheduled to occur  according to the step-up  formula  described  above.  Next, the formula  subtracts from the Target Value the amount held  within the  Benefit  Fixed Rate  Account on that day,  and  divides  that  difference  by the amount  held  within the  Permitted
Sub-accounts.  That ratio,  which  essentially  isolates  the amount of your Target Value that is not offset by amounts held within the
Benefit Fixed Rate Account,  is called the "Target Ratio" or "r". If the Target Ratio exceeds a certain  percentage  (currently 83%) it means  essentially  that too much Target Value is not offset by assets  within the Benefit  Fixed Rate  Account,  and therefore we will transfer an amount from your Permitted  Sub-accounts to the Benefit Fixed Rate Account.  Conversely,  if the Target Ratio falls below a certain  percentage  (currently  77%), then a transfer from the Benefit Fixed Rate Account to the Permitted  Sub-accounts  would occur.
Note that the formula is  calculated  with  reference to the Highest  Daily Annual  Income  Amount,  rather than with  reference to the
Annual Income Amount.

As you can glean from the formula,  poor  investment  performance  of your Account  Value may result in a transfer of a portion of your variable  Account Value to the Benefit Fixed Rate Account,  because such poor investment  performance  will tend to increase the Target
Ratio.  Moreover,  "flat"  investment  returns of your  Account  Value over a period of time also could  result in the transfer of your
Account  Value to the Benefit  Fixed Rate  Account.  Because the amount  allocated  to the  Benefit  Fixed Rate  Account and the amount allocated to the  Permitted  Sub-accounts  each is a variable in the formula,  the  investment  performance  of each affects  whether a transfer occurs for your Annuity.  In deciding how much to transfer,  we use another  formula,  which  essentially  seeks to re-balance amounts  held in the  Permitted  Sub-accounts  and the  Benefit  Fixed  Rate  Account so that the Target  Ratio  meets a target,  which currently is equal to 80%. Once you elect Highest Daily  Lifetime  Five,  the ratios we use will be fixed.  For newly issued  annuities that elect Highest Daily Lifetime Five and existing  annuities that elect Highest Daily  Lifetime Five,  however,  we reserve the right to change the ratios.

While you are not notified when your Annuity reaches a reallocation  trigger, you will receive a confirmation  statement indicating the transfer of a portion of your Account  Value either to or from the Benefit Fixed Rate  Account.  The formula by which the  reallocation triggers  operate is designed  primarily to mitigate the financial  risks that we incur in providing the guarantee  under Highest Daily
Lifetime Five.

Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:
o        Not make any transfer between the Permitted Sub-accounts and the Benefit Fixed Rate Account; or
o        If a portion of your Account Value was  previously  allocated to the Benefit Fixed Rate Account,  transfer all or a portion of those  amounts to the  Permitted  Sub-accounts,  based on your  existing  allocation  instructions  or (in the absence of such existing  instructions) pro rata (i.e., in the same proportion as the current balances in your variable  investment  options).
         Amounts  taken out of the Benefit  Fixed Rate  Account will be withdrawn  for this purpose on a last-in,  first-out  basis (an amount  renewed into a new guarantee  period under the Benefit Fixed Rate Account will be deemed a new investment for purposes of this last-in, first-out rule); or
o        Transfer all or a portion of your Account  Value in the  Permitted  Sub-accounts  pro-rata to the Benefit  Fixed Rate Account.
         The interest that you earn on such  transferred  amount will be equal to the annual rate that we have set for that day, and we will credit the daily  equivalent of that annual  interest  until the earlier of one year from the date of the transfer or the date that such amount in the Benefit Fixed Rate Account is transferred back to the Permitted Sub-accounts.

At any given time,  some,  none,  or all of your Account may be allocated to the Benefit  Fixed Rate  Account.  If your entire  Account
Value is  transferred  to the Benefit Fixed Rate  Account,  then based on the way the formula  operates,  the formula will not transfer amounts out of the Benefit Fixed Rate Account to the Permitted  Sub-accounts  and the entire  Account Value would remain in the Benefit
Rate Fixed Account. If you make additional Purchase Payments to your Annuity,  they will be allocated to the Sub-accounts  according to your allocation  instructions.  Such additional  Purchase  Payments may or may not cause the formula to transfer money in or out of the
Benefit Fixed Rate Account.  Once the Purchase  Payments are allocated to your Annuity,  they will also be subject to the  mathematical formula, which may result in immediate transfers to or from the Benefit Fixed Rate Account, if dictated by the formula.

The amount that is transferred to and from the Benefit Fixed Rate Account  pursuant to the  mathematical  formula depends upon a number of factors unique to your Annuity (and is not necessarily  directly correlated with the securities  markets,  bond markets, or interest rates, in general) including:
o        How long you have owned Highest Daily Lifetime Five;
o        The performance of the Permitted Sub-accounts you have chosen;
o        The performance of the Benefit Fixed Rate Account (i.e., the amount of interest credited to the Benefit Fixed Rate Account);
o        The amount you have allocated to each of the Permitted Sub-accounts you have chosen;
o        The amount you have allocated to the Benefit Fixed Rate Account;
o        Additional Purchase Payments, if any, you make to your Annuity;
o        Withdrawals, if any, you take from your Annuity (withdrawals are taken pro rata from your Account Value).

Any Account  Value in the Benefit  Fixed Rate  Account  will not be  available  to  participate  in the  investment  experience  of the
Permitted Sub-accounts if there is a recovery until it is moved out of the Benefit Fixed Rate Account.

The more of your  Account  Value  allocated  to the  Benefit  Fixed Rate  Account  under the  formula,  the  greater  the impact of the performance  of the Benefit Fixed Rate Account in determining  whether (and how much) of your Account Value is transferred  back to the
Permitted  Sub-accounts.  Further,  it is possible under the formula,  that if a significant portion your Account Value is allocated to the Benefit Fixed Rate Account and that Account has good  performance but the  performance of your Permitted  Sub-accounts is negative, that the formula might  transfer your Account Value to the Permitted  Sub-accounts.  Thus,  the converse is true too (the more you have allocated to the Permitted  Sub-accounts,  the greater the impact of the performance of those Sub-accounts will have on any transfer to the Benefit Fixed Rate Account).

J. Asset  Transfer  Component  of HD7 and SHD7 -  Allocation  of Account  Value.  We replace the  sections of the  prospectus  entitled
"Asset Transfer  Component of Highest Daily Lifetime Seven" and "Asset Transfer  Component of Spousal Highest Daily Lifetime Seven" (as
applicable) with the following:

Asset Transfer Component of Highest Daily Lifetime Seven/Spousal Highest Daily Lifetime Seven
As  indicated  above,  we limit  the  Sub-accounts  to which  you may  allocate  Account  Value if you  elect  Highest  Daily  Lifetime
Seven/Spousal  Highest Daily Lifetime Seven.  For purposes of the benefit,  we refer to those permitted  Sub-accounts as the "Permitted
Sub-accounts".  As a requirement of  participating  in Highest Daily Lifetime  Seven/Spousal  Highest Daily Lifetime  Seven, we require that you  participate  in our  specialized  asset  transfer  program,  under which we may transfer  Account Value between the Permitted
Sub-accounts  and a specified bond fund within the Advanced Series Trust (the "AST Investment  Grade Bond  Sub-account").  We determine whether to make a transfer, and the amount of any transfer,  under a non-discretionary  mathematical formula,  discussed below. The AST
Investment  Grade Bond  Sub-account is available  only with this benefit,  and thus you may not allocate  Purchase  Payments to the AST
Investment Grade Bond Sub-account.  Under the asset transfer component of Highest Daily Lifetime  Seven/Spousal  Highest Daily Lifetime
Seven,  we monitor your Account  Value daily and, if dictated by the formula,  systematically  transfer  amounts  between the Permitted
Sub-accounts  you have chosen and the AST Investment Grade Bond  Sub-account.  Any transfer would be made in accordance with a formula, which is set forth in the Appendices to this prospectus.

Speaking generally,  the formula,  which we apply each Valuation Day, operates as follows.  The formula starts by identifying an income basis for that day and then multiplies that figure by 5%, to produce a projected (i.e.,  hypothetical)  income amount. Note that we use
5% in the formula,  irrespective  of the  Annuitant's  attained age. Then we produce an estimate of the total amount we would target in our  allocation  model,  based on the projected  income amount and factors set forth in the formula.  In the formula,  we refer to that value as the "Target Value" or "L". If you have already made a withdrawal,  your  projected  income amount (and thus your Target Value)
would take into account any automatic  step-up,  any  subsequent  purchase  payments,  and any excess  withdrawals.  Next,  the formula subtracts  from the Target  Value the amount  held within the AST  Investment  Grade Bond  Sub-account  on that day,  and divides  that difference by the amount held within the  Permitted  Sub-accounts.  That ratio,  which  essentially  isolates the amount of your Target
Value that is not offset by amounts held within the AST  Investment  Grade Bond  Sub-account,  is called the "Target  Ratio" or "r". If the Target  Ratio  exceeds a certain  percentage  (currently  83%),  it means  essentially  that too much Target Value is not offset by assets within the AST Investment Grade Bond Sub-account,  and therefore we will transfer an amount from your Permitted  Sub-accounts to the AST Investment Grade Bond Sub-account.  Conversely,  if the Target Ratio falls below a certain  percentage  (currently 77%), then a transfer from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts would occur.

As you can glean from the formula,  poor  investment  performance  of your Account  Value may result in a transfer of a portion of your variable  Account Value to the AST Investment  Grade Bond  Sub-account  because such poor investment  performance will tend to increase the Target Ratio.  Moreover,  "flat"  investment  returns of your Account Value over a period of time also could result in the transfer of your Account Value from the Permitted  Sub-accounts to the AST Investment  Grade Bond  Sub-account.  Because the amount allocated to the AST Investment  Grade Bond Sub-account and the amount  allocated to the Permitted  Sub-accounts  each is a variable in the formula, the  investment  performance  of each affects  whether a transfer  occurs for your  Annuity.  In deciding how much to transfer,  we use another formula,  which  essentially seeks to re-balance  amounts held in the Permitted  Sub-accounts and the AST Investment Grade Bond
Sub-account  so that the  Target  Ratio  meets a target,  which  currently  is equal to 80%.  Once you  elect  Highest  Daily  Lifetime
Seven/Spousal  Highest Daily  Lifetime  Seven,  the ratios we use will be fixed.  For  newly-issued  Annuities that elect Highest Daily
Lifetime  Seven/Spousal  Highest Daily Lifetime Seven and existing  Annuities that elect Highest Daily Lifetime  Seven/Spousal  Highest
Daily Lifetime Seven, however, we reserve the right to change the ratios.

While you are not notified when your Annuity reaches a reallocation  trigger, you will receive a confirmation  statement indicating the transfer of a portion of your  Account  Value either to or from the AST  Investment  Grade Bond  Sub-account.  The formula by which the reallocation  triggers  operate is designed  primarily to mitigate the financial  risks that we incur in providing the guarantee  under
Highest Daily Lifetime Seven/Spousal Highest Daily Lifetime Seven.

Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:
o        Not make any transfer between the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account; or
o        If a portion of your Account Value was previously  allocated to the AST Investment Grade Bond  Sub-account,  transfer all or a portion of those amounts to the Permitted  Sub-accounts,  based on your existing allocation instructions or (in the absence of such  existing  instructions)  pro rata (i.e.,  in the same  proportion as the current  balances in your  variable  investment options).  Amounts taken out of the AST  Investment  Grade Bond  Sub-account  will be withdrawn for this purpose on a last-in, first-out basis; or
o        Transfer  all or a portion of your Account  Value in the  Permitted  Sub-accounts  pro-rata to the AST  Investment  Grade Bond
         Sub-account.

At any given time,  some,  none, or all of your Account Value may be allocated to the AST Investment  Grade Bond  Sub-account.  If your entire Account Value is  transferred to the AST Investment  Grade Bond  Sub-account,  then based on the way the formula  operates,  the formula will not transfer  amounts out of the AST  Investment  Grade Bond  Sub-account  to the  Permitted  Sub-accounts  and the entire
Account Value would remain in the AST Investment  Grade Bond  Sub-account.  If you make additional  Purchase  Payments to your Annuity, they will be allocated to the Sub-accounts  according to your allocation  instructions.  Such additional  Purchase  Payments may or may not cause the  formula to transfer  money in or out of the AST  Investment  Grade Bond  Sub-account.  Once the  Purchase  Payments  are allocated to your Annuity,  they will also be subject to the mathematical  formula,  which may result in immediate transfers to or from the AST Investment Grade Bond Sub-accounts, if dictated by the formula.

The amount that is transferred to and from the AST Investment  Grade Bond  Sub-account  pursuant to the  mathematical  formula  depends upon a number of factors  unique to your  Annuity  (and is not  necessarily  directly  correlated  with the  securities  markets,  bond markets, or interest rates, in general) including:
o        How long you have owned Highest Daily Lifetime Seven/Spousal Highest Daily Lifetime Seven;
o        The performance of the Permitted Sub-accounts you have chosen;
o        The performance of the AST Investment Grade Bond Sub-account;
o        The amount you have allocated to each of the Permitted Sub-accounts you have chosen;
o        The amount you have allocated to the AST Investment Grade Bond Sub-account;
o        Additional Purchase Payments, if any, you make to your Annuity;
o        Withdrawals, if any, you take from your Annuity (withdrawals are taken pro rata from your Account Value).

Any Account Value in the AST Investment  Grade Bond  Sub-account  will not be available to participate in the investment  experience of the Permitted Sub-accounts if there is a recovery until it is moved out of the AST Investment Grade Bond Sub-account.

The more of your Account Value  allocated to the AST Investment  Grade Bond  Sub-account  under the formula,  the greater the impact of the performance of that  Sub-account in determining  whether (and how much) of your Account Value is transferred  back to the Permitted
Sub-accounts.  Further,  it is possible  under the formula,  that if a  significant  portion your Account Value is allocated to the AST
Investment  Grade Bond  Sub-account  and that  Sub-account has good  performance but the performance of your Permitted  Sub-accounts is negative,  that the formula might transfer your Account Value to the Permitted  Sub-accounts.  Thus, the converse is true too (the more you have allocated to the Permitted  Sub-accounts,  the greater the impact of the  performance of those  Sub-accounts  will have on any transfer to the AST Investment Grade Bond Sub-account).

                                            Prudential Annuities Life Assurance Corporation

                                                               OPTIMUMSM
                                                            OPTIMUM FOURSM
                                                            OPTIMUM PLUSSM

                                                  Supplement, dated November 24, 2008
                                                                  To
                                                    Prospectuses, dated May 1, 2008

     This Supplement  should be read and retained with the current  Prospectus for your annuity.  This Supplement is intended to update certain  information in the  Prospectus for the variable  annuity you own, and is not intended to be a prospectus or offer for any other variable annuity listed here that you do not own. If you would like another copy of the current  Prospectus,  please contact us at 1-800-752-6342.

A.  Linsco/Private Ledger Corp. changed its name to LPL Financial Corporation. All references in the prospectus to Linsco/Private
Ledger Corp. are hereby changed to LPL Financial Corporation ("LPL").

B. Effective  November 24, 2008, two additional  sub-advisors are being added to AST Academic  Strategies  Asset Allocation  Portfolio.
Accordingly,  in the section entitled "What Investment Options Can I Choose?",  we add the sub-advisors  referenced below to the column entitled "Portfolio Advisor/Sub-Advisor."

First Quadrant L.P. (First  Quadrant) and  AlphaSimplex  Group, LLC  (AlphaSimplex)  are being added as additional  sub-advisors to AST
Academic  Strategies  Asset  Allocation  Portfolio.  The expenses and investment  objectives/policies  do not change as a result of the addition of the new sub-advisors.

C.  We will also make available two additional investment options, and we revise the prospectus for your Annuity as follows:

On the inside front cover, the list of "Investment Options" is revised to include:

o        AST American Century Income & Growth
o        AST DeAm Large-Cap Value

In the section entitled "Summary of Contract Fees and Charges," we add the following to the table of Underlying Mutual Fund Portfolio
Expenses:

                                           UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
                               (as a percentage of the average net assets of the underlying Portfolios)

For the year ended December 31, 2007
-------------------------------------------------------------------------------------------------------------------------
                          Underlying Portfolio                           Management      Other    12b-1   Total Annual
                                                                                                            Portfolio
                                                                           Fee(1)     Expenses(2)   Fee     Expenses
-------------------------------------------------------------------------------------------------------------------------
                                                                        ----------------------------------
     Advanced Series Trust
-------------------------------------------------------------------------------------------------------------------------
AST American Century Income & Growth                                        0.75%        0.11%     0.00%      0.86%
-------------------------------------------------------------------------------------------------------------------------
AST DeAM Large-Cap Value                                                    0.85%        0.11%     0.00%      0.96%
-------------------------------------------------------------------------------------------------------------------------

(1) The management fee rate shown in the  "Management  Fee" column  represents the actual fee rate paid by the indicated  Portfolio for the fiscal year ended  December 31, 2007,  except that the fee rate shown does not reflect the impact of any voluntary  management  fee waivers that may be applicable  and which would result in a reduction in the fee rate paid by the  Portfolio.  The  management fee rate for certain  Portfolios  may include  "breakpoints"  which are reduced fee rates that are  applicable at specified  levels of Portfolio assets; the effective fee rates shown in the table reflect and incorporate any fee "breakpoints" which may be applicable.

(2) Shares of the Portfolios are generally  purchased  through  variable  insurance  products.  The Fund has entered into  arrangements with the issuers of the variable  insurance  products  offering the Portfolios  under which the Fund  compensates the issuers 0.10% for
providing ongoing services to Portfolio  shareholders in lieu of the Fund providing such services  directly to  shareholders.   Amounts
paid under these arrangements are included in "Other Expenses."  For each Portfolio above, 0.03% of the 0.10%  administrative  services fee is voluntarily waived.

In the section entitled, " Investment Options," we add the following to the table of Investment Objectives/Policies"

--------------------- ---------------------------------------------------------------------------- ------------------------
       STYLE/         INVESTMENT OBJECTIVES/POLICIES                                                      PORTFOLIO
        TYPE                                                                                              ADVISOR/
                                                                                                         SUB-ADVISOR
                      ---------------------------------------------------------------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                ADVANCED SERIES TRUST
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                     AST American  Century Income & Growth  Portfolio:  seeks capital growth with current income as a secondary  objective.  The Portfolio  invests  primarily in  common  stocks  that  offer  potential  for  capital  growth,  and  may,
                     consistent  with its  investment  objective,  invest  in stocks  that  offer     American Century
  Large Cap Value    potential  for  current  income.  The  subadviser  utilizes  a  quantitative  Investment Management,
                     management  technique  with a goal of  building  an  equity  portfolio  that           Inc.
                     provides   better   returns  than  the  S&P  500  Index  without  taking  on
                     significant  additional risk and while attempting to create a dividend yield that will be greater than the S&P 500 Index.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
  Large Cap Value    AST DeAM  Large-Cap  Value  Portfolio:  seeks  maximum  growth of capital by   Deutsche Investment
                     investing  primarily in the value stocks of larger companies.  The Portfolio
                     pursues  its  objective,   under  normal  market  conditions,  by  primarily
                     investing  at least 80% of the value of its assets in the equity  securities of  large-sized  companies  included in the Russell  1000(R)Value Index.  The subadviser  employs an investment  strategy designed to maintain a portfolio
                     of equity  securities  which  approximates  the market risk of those  stocks   Management Americas,
                     included in the Russell 1000(R)Value Index,  but which attempts to outperform           Inc.
                     the Russell 1000(R)Value Index through active stock selection.
---------------------------------------------------------------------------------------------------------------------------

D. Effective  January 1, 2009, the underlying  portfolios  listed below are being offered as new  Sub-accounts  under your annuity.  In order to reflect these additions:

     In the section of each Prospectus entitled "Summary of Contract  Expenses",  sub-section  "Underlying  Portfolio Annual Expenses", under the heading "Advanced Series Trust", the following portfolios have been added:

--------------------------------------------------------------------------------------------------------------------------------------
                                                UNDERLYING PORTFOLIO ANNUAL EXPENSES
                              (as a percentage of the average net assets of the underlying Portfolios)
--------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
                                                                                              Acquired              Total Annual
                                             Management      Other                            Portfolio
          UNDERLYING PORTFOLIO                  Fees          Expenses         12b-1           Fees &            Portfolio Operating
Advanced Series Trust:                                                          Fees          Expenses
                                                                                                                      Expenses*
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
AST Bond Portfolio 2016                        0.65%*         1.02%**          0               0                   1.67%****
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
AST Bond Portfolio 2020                        0.65%*         1.02%***         0               0                   1.67%****
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------

*The contractual  investment management fee rate is subject to certain breakpoints.  In the event the combined average daily net assets of the AST Bond Portfolio  2016, the AST Bond Portfolio  2020, the AST Bond Portfolio  2015, the AST Bond Portfolio  2018, the AST Bond
Portfolio 2019, and the AST Investment  Grade Bond Portfolio do not exceed $500 million,  each  Portfolio's  investment  management fee rate will equal 0.65% of its average daily net assets.  In the event the combined average daily net assets of these  Portfolios  exceed
$500 million,  the portion of a Portfolio's  assets to which the  investment  management fee rate of 0.65% applies and the portion of a
Portfolio's assets to which the investment management fee rate of 0.64% applies will be determined on a pro rata basis.

**Estimates  based on an assumed  average daily net asset level of $10 million for the AST Bond  Portfolio  2016 during the fiscal year ending December 31, 2008. As used in connection with the AST Bond Portfolio 2016,  "other  expenses"  includes  expenses for accounting and valuation services,  custodian fees, audit and legal fees, transfer agency fees, fees paid to non-interested  Trustees, and certain other  miscellaneous  items.  Advanced  Series Trust (the Trust) has also entered  into  arrangements  with the issuers of the variable insurance  products  offering the AST Bond  Portfolio  2016 under which the Trust  currently  compensates  such  issuers for  providing ongoing services to Portfolio  shareholders  (e.g., the printing and mailing of Trust prospectuses and shareholder  reports) in lieu of the Trust  providing such services  directly to  shareholders.  The  contractual  administrative  services fee is 0.10% of the AST Bond
Portfolio 2016 's average daily net assets, subject to certain voluntary asset-based breakpoints.

***Estimates  based on an assumed  average daily net asset level of $10 million for the AST Bond  Portfolio 2020 during the fiscal year ending December 31, 2008. As used in connection with the AST Bond Portfolio 2020,  "other  expenses"  includes  expenses for accounting and valuation services,  custodian fees, audit and legal fees, transfer agency fees, fees paid to non-interested  Trustees, and certain other  miscellaneous  items.  Advanced  Series Trust (the Trust) has also entered  into  arrangements  with the issuers of the variable insurance  products  offering the AST Bond  Portfolio  2020 under which the Trust  currently  compensates  such  issuers for  providing ongoing services to Portfolio  shareholders  (e.g., the printing and mailing of Trust prospectuses and shareholder  reports) in lieu of the Trust  providing such services  directly to  shareholders.  The  contractual  administrative  services fee is 0.10% of the AST Bond
Portfolio 2020 's average daily net assets, subject to certain voluntary asset-based breakpoints.

****Estimated in part. The Investment  Managers have voluntarily  agreed to waive a portion of their investment  management fees and/or reimburse  certain  expenses  for the AST Bond  Portfolio  2016 and that AST Bond  Portfolio  2020 so that the  Portfolio's  investment management  fees plus other  expenses  (exclusive  in all cases of taxes,  interest,  brokerage  commissions,  distribution  fees,  and extraordinary  expenses) do not exceed 1.00% of the Portfolio's  average daily net assets for the fiscal year ending December 31, 2008.
These  arrangements  are voluntary and may be discontinued or otherwise  modified by the Investment  Managers at any time without prior notice.

     The following is being added to the chart in each Prospectus in the section entitled "Investment Options":

----------------------- ----------------------------------------------------------------------------------- -------------------------
     Fixed Income       AST Bond Portfolio 2016: seeks the highest  potential total return consistent with  Prudential Investment its  specified  level of risk  tolerance  to meet the  parameters  established  to support the GRO  benefits  and  maintain  liquidity  to support  changes in market conditions  for a fixed  maturity  of  2016.  Please  note  that  you may not make purchase  payments to this  Portfolio,  and that this  Portfolio is available only  Management, Inc.
                        with certain living benefits.
----------------------- ----------------------------------------------------------------------------------- -------------------------
----------------------- ----------------------------------------------------------------------------------- -------------------------
     Fixed Income       AST Bond Portfolio 2020: seeks the highest  potential total return consistent with  Prudential Investment its  specified  level of risk  tolerance  to meet the  parameters  established  to support the GRO  benefits  and  maintain  liquidity  to support  changes in market conditions  for a fixed  maturity  of  2020.  Please  note  that  you may not make purchase  payments to this  Portfolio,  and that this  Portfolio is available only  Management, Inc.
                        with certain living benefits.
----------------------- ----------------------------------------------------------------------------------- -------------------------

E. GRO Plus - Allocation of Account Value.  Under the section of the prospectus  entitled  "Guaranteed  Return Option Plus",  we remove the first paragraph and the last paragraph under "Key Feature - Allocation of Account Value", and replace it with the following:

GRO Plus uses a  mathematical  formula  that we operate in our sole  discretion  to help  manage  your  guarantees  through  all market cycles.  We reserve the right to change the mathematical  formula at our sole discretion,  subject to regulatory  approval if required.
We also reserve the right to change the mathematical  formula with respect to existing  programs,  where allowed by law. Each Valuation
Day,  the  formula  determines  if any portion of your  Account  Value needs to be  transferred  into or out of the Fixed  Allocations, through  reference to a "reallocation  trigger".  At any given time,  some,  none, or all of your Account Value may be allocated to the
Fixed Allocations.  With respect to any amounts held within the Fixed  Allocations,  we can give no assurance how long the amounts will reside there or if such amounts will transfer out of the Fixed Allocations.  If you make additional  Purchase Payments to your Annuity, they will be allocated to the Sub-accounts  according to your allocation  instructions.  Such additional  Purchase  Payments may or may not cause the formula to transfer money in or out of the Fixed  Allocations.  Once the Purchase Payments are allocated to your Annuity, they will also be subject to the mathematical  formula,  which may result in immediate  transfers to or from the Fixed Allocations,  if dictated by the formula.

The amount  that is  transferred  to and from the Fixed  Allocations  pursuant to the  mathematical  formula  depends  upon a number of factors unique to your Annuity (and is not necessarily  directly  correlated  with the securities  markets,  bond markets,  or interest rates, in general) including:

o        The difference between your Account Value (including any Market Value Adjustment) and your Protected Principal Value(s);
o        The amount of time until the maturity of your guarantee(s);
o        The amount invested in, and the performance of, the Sub-accounts;
o        The amount invested in, and interest earned within, the Fixed Allocations;
o        The current crediting rates associated with Fixed Allocations;
o        Additional Purchase Payments, if any, that you make to the Annuity; and
o        Withdrawals, if any, taken from the Annuity.

Any  amounts  invested  in the Fixed  Allocations  will  affect  your  ability  to  participate  in a  subsequent  recovery  within the
Sub-accounts.  Conversely,  the Account Value may be higher at the  beginning of the recovery,  e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected.

While you are not  notified  when your  Account  Value  reaches a  reallocation  trigger,  you will  receive a  confirmation  statement indicating the transfer of a portion of your Account Value either to or from Fixed Allocations.

You should be aware of the following potential ramifications of the reallocation mechanism:

o        Transfers of your Account  Value can be frequent,  and under some  scenarios may occur on a daily basis.  As  indicated,  each such  transfer  may be subject  to a Market  Value  Adjustment,  which can be  positive  or  negative.  Thus,  a Market  Value
         Adjustment will directly increase or reduce your Account Value.
o        As indicated,  we retain sole discretion under the allocation  mechanism (the mathematical  formula) to maintain some, or even all, of your Account  Value in the Fixed  Allocations.  The greater the Account  Value held in Fixed  Allocations,  the larger
         (in dollar terms) the Market Value Adjustment upon any transfer of such Account Value to the Sub-accounts.

Transfers do not impact any guarantees that have already been locked-in.

F. GRO - Allocation of Account Value.  Under the section of the prospectus  entitled  "Guaranteed  Return Option ", we remove the first paragraph and the last paragraph under "Key Feature - Allocation of Account Value", and replace it with the following:

GRO uses a mathematical  formula that we operate in our sole  discretion to help manage your guarantees  through all market cycles.  We reserve the right to change the  mathematical  formula at our sole  discretion,  subject to  regulatory  approval if required.  We also reserve the right to change the  mathematical  formula with respect to existing  programs,  where allowed by law. Each  Valuation  Day, the formula  determines  if any portion of your Account Value needs to be  transferred  into or out of the Fixed  Allocations,  through reference to a  "reallocation  trigger".  At any given time,  some,  none,  or all of your Account  Value may be allocated to the Fixed
Allocations.  If your entire Account Value is transferred to the Fixed  Allocations,  the formula will not transfer  amounts out of the
Fixed  Allocations to the  Sub-accounts  and the entire  Account Value would remain in the Fixed  Allocations.  If you make  additional
Purchase  Payments to your  Annuity,  they will be  allocated  to the  Sub-accounts  according to your  allocation  instructions.  Such additional  Purchase  Payments  may or may not  cause the  formula  to  transfer  money in or out of the  Fixed  Allocations.  Once the
Purchase Payments are allocated to your Annuity, they will also be subject to the mathematical  formula,  which may result in immediate transfers to or from the Fixed Allocations, if dictated by the formula.

The amount  that is  transferred  to and from the Fixed  Allocations  pursuant to the  mathematical  formula  depends  upon a number of factors unique to your Annuity (and is not necessarily  directly  correlated  with the securities  markets,  bond markets,  or interest rates, in general) including:

o        The difference between your Account Value (including any Market Value Adjustment) and your Protected Principal Value(s);
o        The amount of time until the maturity of your guarantee(s);
o        The amount invested in, and the performance of, the Sub-accounts;
o        The amount invested in, and interest earned within, the Fixed Allocations;
o        The current crediting rates associated with Fixed Allocations;
o        Additional Purchase Payments, if any, that you make to the Annuity; and
o        Withdrawals, if any, taken from the Annuity.

Any amounts invested in the Fixed Allocations will affect your ability to participate in a subsequent recovery within the
Sub-accounts.  Conversely, the Account Value may be higher at the beginning of the recovery, e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected.

While you are not notified when your Account Value reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the Fixed Allocation.

You should be aware of the following potential ramifications of the allocation mechanism:

o        Transfers of your Account Value can be frequent, and under some scenarios may occur on a daily basis.  As indicated, each such transfer may be subject to a Market Value Adjustment, which can be positive or negative.  Thus, a Market Value
         Adjustment will directly increase or reduce your Account Value.

o        As indicated,  we retain sole discretion under the allocation  mechanism (the mathematical  formula) to maintain some, or even all, of your Account  Value in the Fixed  Allocations.  The greater the Account  Value held in Fixed  Allocations,  the larger
         (in dollar terms) the Market Value Adjustment upon any transfer of such Account Value to the Sub-accounts.

Transfers do not impact your guarantees that have already been locked-in.

G.  GRO Plus 2008 and HD GRO - Allocation of Account Value.  Under the section of the prospectus entitled "Guaranteed Return Option
Plus 2008" and the section entitled " Highest Daily GRO", we add the following to the end of the sub-section entitled "Key Feature -
Allocation of Account Value":

Each of Highest Daily  Guaranteed  Return Option (HD GRO) and Guaranteed  Return Option Plus 2008 (GRO Plus 2008) uses a pre-determined mathematical  formula to help manage  your  guarantees  through all market  cycles.  Each  Valuation  Day,  the  formula  analyzes  the difference  between your Account  Value and your  guarantees,  as well as how long you have owned the benefit,  and  determines  if any portion of your Account Value needs to be  transferred  into or out of the AST Bond  Portfolio  Sub-accounts  (the "Bond  Portfolios").
Therefore,  at any given time,  some,  none,  or all of your  Account  Value may be allocated  to the Bond  Portfolios.  If your entire
Account  Value is  transferred  to the Bond  Portfolios,  then based on the way the formula  operates,  the formula  will not  transfer amounts out of the Bond Portfolios to the Sub-accounts  and the entire Account Value would remain in the Bond  Portfolios.  If you make additional  Purchase Payments to your Annuity,  they will be allocated to the Sub-accounts  according to your allocation  instructions.
Such  additional  Purchase  Payments  may or may not cause the formula to  transfer  money in or out of the Bond  Portfolios.  Once the
Purchase Payments are allocated to your Annuity, they will also be subject to the mathematical  formula,  which may result in immediate transfers to or from the Bond Portfolios, if dictated by the formula.

The amount that is transferred to and from the Bond Portfolios  pursuant to the  mathematical  formula depends upon a number of factors unique to your Annuity (and is not necessarily  directly  correlated with the securities  markets,  bond markets, or interest rates, in general) including:

o        The difference between your Account Value and your Guarantee Amount(s);
o        The amount of time until the maturity of your Guarantee(s);
o        The amount invested in, and the performance of, the Permitted Sub-accounts;
o        The amount invested in, and the performance of, the Bond Portfolios;
o        The discount rate used to determine the present value of your Guarantee(s);
o        Additional Purchase Payments, if any, that you make to the Annuity; and
o        Withdrawals, if any, taken from the Annuity.

Any amounts  invested in the Bond  Portfolios  will affect your ability to  participate in a subsequent  recovery  within the Permitted
Sub-accounts.  Conversely,  the Account Value may be higher at the  beginning of the recovery,  e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected.

Transfers do not impact any guarantees that have already been locked-in.

H.  Asset Transfer Component of HD5 - Allocation of Account Value.  We replace the section of the prospectus entitled "Asset Transfer
Component of Highest Daily Lifetime Five" with the following:

Asset Transfer Component of Highest Daily Lifetime Five
As indicated  above, we limit the  sub-accounts  to which you may allocate  Account Value if you elect Highest Daily Lifetime Five. For purposes of this benefit, we refer to those permitted sub-accounts as the "Permitted  Sub-accounts".  As a requirement of participating in Highest Daily  Lifetime  Five,  we require that you  participate  in our  specialized  asset  transfer  program,  under which we may transfer  Account Value between the Permitted  Sub-accounts  and a fixed interest rate account that is part of our general account (the
"Benefit Fixed Rate  Account").  We determine  whether to make a transfer,  and the amount of any transfer,  under a  non-discretionary formula,  discussed below. The Benefit Fixed Rate Account is available only with this benefit,  and thus you may not allocate  Purchase
Payments to the Benefit  Fixed Rate  Account.  The interest  rate that we pay with respect to the Benefit Fixed Rate Account is reduced by an amount that  corresponds  generally to the charge that we assess  against your variable  Sub-accounts  for Highest Daily Lifetime
Five. The Benefit Fixed Rate Account is not subject to the Investment Company Act of 1940 or the Securities Act of 1933.

Under the asset  transfer  component  of Highest  Daily  Lifetime  Five,  we monitor  your  Account  Value  daily  and,  if  necessary, systematically  transfer amounts between the Permitted  Sub-accounts  you have chosen and the Benefit Fixed Rate Account.  Any transfer would be made in accordance  with a formula,  which is set forth in the schedule  supplement to the  endorsement  for this benefit (and also appears in the Appendices to the prospectus).  Speaking  generally,  the formula,  which we apply each Valuation Day,  operates as follows.  The formula starts by identifying  your Protected  Withdrawal  Value for that day and then  multiplies  that figure by 5%, to produce a projected (i.e.,  hypothetical)  Highest Daily Annual Income Amount. Then, using our actuarial tables, we produce an estimate of the total amount we would target in our allocation  model,  based on the projected  Highest Daily Annual Income Amount each year for the rest of your life.  In the formula,  we refer to that value as the "Target  Value" or "L". If you have  already made a  withdrawal, your projected  Highest Daily Annual Income Amount (and thus your Target Value) would take into account any automatic  step-up that was scheduled to occur  according to the step-up  formula  described  above.  Next, the formula  subtracts from the Target Value the amount held  within the  Benefit  Fixed Rate  Account on that day,  and  divides  that  difference  by the amount  held  within the  Permitted
Sub-accounts.  That ratio,  which  essentially  isolates  the amount of your Target Value that is not offset by amounts held within the
Benefit Fixed Rate Account,  is called the "Target Ratio" or "r". If the Target Ratio exceeds a certain  percentage  (currently 83%) it means  essentially  that too much Target Value is not offset by assets  within the Benefit  Fixed Rate  Account,  and therefore we will transfer an amount from your Permitted  Sub-accounts to the Benefit Fixed Rate Account.  Conversely,  if the Target Ratio falls below a certain  percentage  (currently  77%), then a transfer from the Benefit Fixed Rate Account to the Permitted  Sub-accounts  would occur.
Note that the formula is  calculated  with  reference to the Highest  Daily Annual  Income  Amount,  rather than with  reference to the
Annual Income Amount.

As you can glean from the formula,  poor  investment  performance  of your Account  Value may result in a transfer of a portion of your variable  Account Value to the Benefit Fixed Rate Account,  because such poor investment  performance  will tend to increase the Target
Ratio.  Moreover,  "flat"  investment  returns of your  Account  Value over a period of time also could  result in the transfer of your
Account  Value to the Benefit  Fixed Rate  Account.  Because the amount  allocated  to the  Benefit  Fixed Rate  Account and the amount allocated to the  Permitted  Sub-accounts  each is a variable in the formula,  the  investment  performance  of each affects  whether a transfer occurs for your Annuity.  In deciding how much to transfer,  we use another  formula,  which  essentially  seeks to re-balance amounts  held in the  Permitted  Sub-accounts  and the  Benefit  Fixed  Rate  Account so that the Target  Ratio  meets a target,  which currently is equal to 80%. Once you elect Highest Daily  Lifetime  Five,  the ratios we use will be fixed.  For newly issued  annuities that elect Highest Daily Lifetime Five and existing  annuities that elect Highest Daily  Lifetime Five,  however,  we reserve the right to change the ratios.

While you are not notified when your Annuity reaches a reallocation  trigger, you will receive a confirmation  statement indicating the transfer of a portion of your Account  Value either to or from the Benefit Fixed Rate  Account.  The formula by which the  reallocation triggers  operate is designed  primarily to mitigate the financial  risks that we incur in providing the guarantee  under Highest Daily
Lifetime Five.

Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:
o        Not make any transfer between the Permitted Sub-accounts and the Benefit Fixed Rate Account; or
o        If a portion of your Account Value was  previously  allocated to the Benefit Fixed Rate Account,  transfer all or a portion of those  amounts to the  Permitted  Sub-accounts,  based on your  existing  allocation  instructions  or (in the absence of such existing  instructions) pro rata (i.e., in the same proportion as the current balances in your variable  investment  options).
         Amounts  taken out of the Benefit  Fixed Rate  Account will be withdrawn  for this purpose on a last-in,  first-out  basis (an amount  renewed into a new guarantee  period under the Benefit Fixed Rate Account will be deemed a new investment for purposes of this last-in, first-out rule); or
o        Transfer all or a portion of your Account  Value in the  Permitted  Sub-accounts  pro-rata to the Benefit  Fixed Rate Account.
         The interest that you earn on such  transferred  amount will be equal to the annual rate that we have set for that day, and we will credit the daily  equivalent of that annual  interest  until the earlier of one year from the date of the transfer or the date that such amount in the Benefit Fixed Rate Account is transferred back to the Permitted Sub-accounts.

At any given time,  some,  none,  or all of your  Account  Value may be  allocated to the Benefit  Fixed Rate  Account.  If your entire
Account  Value is  transferred  to the Benefit  Fixed Rate Account,  then based on the way the formula  operates,  the formula will not transfer  amounts out of the Benefit Fixed Rate Account to the Permitted  Sub-accounts and the entire Account Value would remain in the
Benefit Rate Fixed  Account.  If you make  additional  Purchase  Payments to your Annuity,  they will be allocated to the  Sub-accounts according to your allocation  instructions.  Such additional Purchase Payments may or may not cause the formula to transfer money in or out of the Benefit Fixed Rate  Account.  Once the Purchase  Payments are  allocated to your  Annuity,  they will also be subject to the mathematical formula, which may result in immediate transfers to or from the Benefit Fixed Rate Account, if dictated by the formula.

The amount that is transferred to and from the Benefit Fixed Rate Account  pursuant to the  mathematical  formula depends upon a number of factors unique to your Annuity (and is not necessarily  directly correlated with the securities  markets,  bond markets, or interest rates, in general) including:
o        How long you have owned Highest Daily Lifetime Five;
o        The performance of the Permitted Sub-accounts you have chosen;
o        The performance of the Benefit Fixed Rate Account (i.e., the amount of interest credited to the Benefit Fixed Rate Account);
o        The amount you have allocated to each of the Permitted Sub-accounts you have chosen;
o        The amount you have allocated to the Benefit Fixed Rate Account;
o        Additional Purchase Payments, if any, you make to your Annuity;
o        Withdrawals, if any, you take from your Annuity (withdrawals are taken pro rata from your Account Value).

Any Account  Value in the Benefit  Fixed Rate  Account  will not be  available  to  participate  in the  investment  experience  of the
Permitted Sub-accounts if there is a recovery until it is moved out of the Benefit Fixed Rate Account.

The more of your  Account  Value  allocated  to the  Benefit  Fixed Rate  Account  under the  formula,  the  greater  the impact of the performance  of the Benefit Fixed Rate Account in determining  whether (and how much) of your Account Value is transferred  back to the
Permitted  Sub-accounts.  Further,  it is possible under the formula,  that if a significant portion your Account Value is allocated to the Benefit Fixed Rate Account and that Account has good  performance but the  performance of your Permitted  Sub-accounts is negative, that the formula might  transfer your Account Value to the Permitted  Sub-accounts.  Thus,  the converse is true too (the more you have allocated to the Permitted  Sub-accounts,  the greater the impact of the performance of those Sub-accounts will have on any transfer to the Benefit Fixed Rate Account).

I. Asset  Transfer  Component  of HD7 and SHD7 -  Allocation  of Account  Value.  We replace the  sections of the  prospectus  entitled
"Asset Transfer  Component of Highest Daily Lifetime Seven" and "Asset Transfer  Component of Spousal Highest Daily Lifetime Seven" (as
applicable) with the following:

Asset Transfer Component of Highest Daily Lifetime Seven/Spousal Highest Daily Lifetime Seven
As  indicated  above,  we limit  the  Sub-accounts  to which  you may  allocate  Account  Value if you  elect  Highest  Daily  Lifetime
Seven/Spousal  Highest Daily Lifetime Seven.  For purposes of the benefit,  we refer to those permitted  Sub-accounts as the "Permitted
Sub-accounts".  As a requirement of  participating  in Highest Daily Lifetime  Seven/Spousal  Highest Daily Lifetime  Seven, we require that you  participate  in our  specialized  asset  transfer  program,  under which we may transfer  Account Value between the Permitted
Sub-accounts  and a specified bond fund within the Advanced Series Trust (the "AST Investment  Grade Bond  Sub-account").  We determine whether to make a transfer, and the amount of any transfer,  under a non-discretionary  mathematical formula,  discussed below. The AST
Investment  Grade Bond  Sub-account is available  only with this benefit,  and thus you may not allocate  Purchase  Payments to the AST
Investment Grade Bond Sub-account.  Under the asset transfer component of Highest Daily Lifetime  Seven/Spousal  Highest Daily Lifetime
Seven,  we monitor your Account  Value daily and, if dictated by the formula,  systematically  transfer  amounts  between the Permitted
Sub-accounts  you have chosen and the AST Investment Grade Bond  Sub-account.  Any transfer would be made in accordance with a formula, which is set forth in the Appendices to this prospectus.

Speaking generally,  the formula,  which we apply each Valuation Day, operates as follows.  The formula starts by identifying an income basis for that day and then multiplies that figure by 5%, to produce a projected (i.e.,  hypothetical)  income amount. Note that we use
5% in the formula,  irrespective  of the  Annuitant's  attained age. Then we produce an estimate of the total amount we would target in our  allocation  model,  based on the projected  income amount and factors set forth in the formula.  In the formula,  we refer to that value as the "Target Value" or "L". If you have already made a withdrawal,  your  projected  income amount (and thus your Target Value)
would take into account any automatic  step-up,  any  subsequent  purchase  payments,  and any excess  withdrawals.  Next,  the formula subtracts  from the Target  Value the amount  held within the AST  Investment  Grade Bond  Sub-account  on that day,  and divides  that difference by the amount held within the  Permitted  Sub-accounts.  That ratio,  which  essentially  isolates the amount of your Target
Value that is not offset by amounts held within the AST  Investment  Grade Bond  Sub-account,  is called the "Target  Ratio" or "r". If the Target  Ratio  exceeds a certain  percentage  (currently  83%),  it means  essentially  that too much Target Value is not offset by assets within the AST Investment Grade Bond Sub-account,  and therefore we will transfer an amount from your Permitted  Sub-accounts to the AST Investment Grade Bond Sub-account.  Conversely,  if the Target Ratio falls below a certain  percentage  (currently 77%), then a transfer from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts would occur.

As you can glean from the formula,  poor  investment  performance  of your Account  Value may result in a transfer of a portion of your variable  Account Value to the AST Investment  Grade Bond  Sub-account  because such poor investment  performance will tend to increase the Target Ratio.  Moreover,  "flat"  investment  returns of your Account Value over a period of time also could result in the transfer of your Account Value from the Permitted  Sub-accounts to the AST Investment  Grade Bond  Sub-account.  Because the amount allocated to the AST Investment  Grade Bond Sub-account and the amount  allocated to the Permitted  Sub-accounts  each is a variable in the formula, the  investment  performance  of each affects  whether a transfer  occurs for your  Annuity.  In deciding how much to transfer,  we use another formula,  which  essentially seeks to re-balance  amounts held in the Permitted  Sub-accounts and the AST Investment Grade Bond
Sub-account  so that the  Target  Ratio  meets a target,  which  currently  is equal to 80%.  Once you  elect  Highest  Daily  Lifetime
Seven/Spousal  Highest Daily  Lifetime  Seven,  the ratios we use will be fixed.  For  newly-issued  Annuities that elect Highest Daily
Lifetime  Seven/Spousal  Highest Daily Lifetime Seven and existing  Annuities that elect Highest Daily Lifetime  Seven/Spousal  Highest
Daily Lifetime Seven, however, we reserve the right to change the ratios.

While you are not notified when your Annuity reaches a reallocation  trigger, you will receive a confirmation  statement indicating the transfer of a portion of your  Account  Value either to or from the AST  Investment  Grade Bond  Sub-account.  The formula by which the reallocation  triggers  operate is designed  primarily to mitigate the financial  risks that we incur in providing the guarantee  under
Highest Daily Lifetime Seven/Spousal Highest Daily Lifetime Seven.

Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:
o        Not make any transfer between the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account; or
o        If a portion of your Account Value was previously  allocated to the AST Investment Grade Bond  Sub-account,  transfer all or a portion of those amounts to the Permitted  Sub-accounts,  based on your existing allocation instructions or (in the absence of such  existing  instructions)  pro rata (i.e.,  in the same  proportion as the current  balances in your  variable  investment options).  Amounts taken out of the AST  Investment  Grade Bond  Sub-account  will be withdrawn for this purpose on a last-in, first-out basis; or
o        Transfer  all or a portion of your Account  Value in the  Permitted  Sub-accounts  pro-rata to the AST  Investment  Grade Bond
         Sub-account.

At any given time,  some,  none, or all of your Account Value may be allocated to the AST Investment  Grade Bond  Sub-account.  If your entire Account Value is  transferred to the AST Investment  Grade Bond  Sub-account,  then based on the way the formula  operates,  the formula will not transfer  amounts out of the AST  Investment  Grade Bond  Sub-account  to the  Permitted  Sub-accounts  and the entire
Account Value would remain in the AST Investment  Grade Bond  Sub-account.  If you make additional  Purchase  Payments to your Annuity, they will be allocated to the Sub-accounts  according to your allocation  instructions.  Such additional  Purchase  Payments may or may not cause the  formula to transfer  money in or out of the AST  Investment  Grade Bond  Sub-account.  Once the  Purchase  Payments  are allocated to your Annuity,  they will also be subject to the mathematical  formula,  which may result in immediate transfers to or from the AST Investment Grade Bond Sub-accounts, if dictated by the formula.

The amount that is transferred to and from the AST Investment  Grade Bond  Sub-account  pursuant to the  mathematical  formula  depends upon a number of factors  unique to your  Annuity  (and is not  necessarily  directly  correlated  with the  securities  markets,  bond markets, or interest rates, in general) including:
o        How long you have owned Highest Daily Lifetime Seven/Spousal Highest Daily Lifetime Seven;
o        The performance of the Permitted Sub-accounts you have chosen;
o        The performance of the AST Investment Grade Bond Sub-account;
o        The amount you have allocated to each of the Permitted Sub-accounts you have chosen;
o        The amount you have allocated to the AST Investment Grade Bond Sub-account;
o        Additional Purchase Payments, if any, you make to your Annuity;
o        Withdrawals, if any, you take from your Annuity (withdrawals are taken pro rata from your Account Value).

Any Account Value in the AST Investment  Grade Bond  Sub-account  will not be available to participate in the investment  experience of the Permitted Sub-accounts if there is a recovery until it is moved out of the AST Investment Grade Bond Sub-account.

The more of your Account Value  allocated to the AST Investment  Grade Bond  Sub-account  under the formula,  the greater the impact of the performance of that  Sub-account in determining  whether (and how much) of your Account Value is transferred  back to the Permitted
Sub-accounts.  Further,  it is possible  under the formula,  that if a  significant  portion your Account Value is allocated to the AST
Investment  Grade Bond  Sub-account  and that  Sub-account has good  performance but the performance of your Permitted  Sub-accounts is negative,  that the formula might transfer your Account Value to the Permitted  Sub-accounts.  Thus, the converse is true too (the more you have allocated to the Permitted  Sub-accounts,  the greater the impact of the  performance of those  Sub-accounts  will have on any transfer to the AST Investment Grade Bond Sub-account).

                                            Prudential Annuities Life Assurance Corporation

                                                               OPTIMUMSM
                                                            OPTIMUM FOURSM
                                                            OPTIMUM XTRASM

                                                  Supplement, dated November 24, 2008
                                                                  To
                                   Prospectuses, dated May 1, 2008 (June 16, 2008 for Optimum Xtra)

     This Supplement  should be read and retained with the current  Prospectus for your annuity.  This Supplement is intended to update certain  information in the  Prospectus for the variable  annuity you own, and is not intended to be a prospectus or offer for any other variable annuity listed here that you do not own. If you would like another copy of the current  Prospectus,  please contact us at 1-800-752-6342.

A. For Optimum XTra only: In the Section  entitled "How Do I Receive  Credits Under The Optimum XTRA  Annuity",  we mention that we had filed an  application  with the SEC that,  if granted,  would allow us to recapture the credit  amounts  under  certain  circumstances.
Recently,  we received SEC approval of that  application.  Beginning on or about  February 9, 2009,  we will start  recapturing  credit amounts under the circumstances set forth under the sub-heading "Recapture of XTra Credits."

B.  Linsco/Private Ledger Corp. changed its name to LPL Financial Corporation. All references in the prospectus to Linsco/Private
Ledger Corp. are hereby changed to LPL Financial Corporation ("LPL").

C. Effective  November 24, 2008, two additional  sub-advisors are being added to AST Academic  Strategies  Asset Allocation  Portfolio.
Accordingly,  in the section entitled "What Investment Options Can I Choose?",  we add the sub-advisors  referenced below to the column entitled "Portfolio Advisor/Sub-Advisor."

First Quadrant L.P. (First  Quadrant) and  AlphaSimplex  Group, LLC  (AlphaSimplex)  are being added as additional  sub-advisors to AST
Academic  Strategies  Asset  Allocation  Portfolio.  The expenses and investment  objectives/policies  do not change as a result of the addition of the new sub-advisors.

D.  We will also make available two additional investment options, and we revise the prospectus for your Annuity as follows:

On the inside front cover, the list of "Investment Options" is revised to include:

o        AST American Century Income & Growth
o        AST DeAm Large-Cap Value

In the section entitled "Summary of Contract Fees and Charges," we add the following to the table of Underlying Mutual Fund Portfolio
Expenses:

                                           UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
                               (as a percentage of the average net assets of the underlying Portfolios)

For the year ended December 31, 2007
-------------------------------------------------------------------------------------------------------------------------
                          Underlying Portfolio                           Management      Other    12b-1   Total Annual
                                                                                                            Portfolio
                                                                           Fee(1)     Expenses(2)   Fee     Expenses
-------------------------------------------------------------------------------------------------------------------------
                                                                        ----------------------------------
     Advanced Series Trust
-------------------------------------------------------------------------------------------------------------------------
AST American Century Income & Growth                                        0.75%        0.11%     0.00%      0.86%
-------------------------------------------------------------------------------------------------------------------------
AST DeAM Large-Cap Value                                                    0.85%        0.11%     0.00%      0.96%
-------------------------------------------------------------------------------------------------------------------------

(1) The management fee rate shown in the  "Management  Fee" column  represents the actual fee rate paid by the indicated  Portfolio for the fiscal year ended  December 31, 2007,  except that the fee rate shown does not reflect the impact of any voluntary  management  fee waivers that may be applicable  and which would result in a reduction in the fee rate paid by the  Portfolio.  The  management fee rate for certain  Portfolios  may include  "breakpoints"  which are reduced fee rates that are  applicable at specified  levels of Portfolio assets; the effective fee rates shown in the table reflect and incorporate any fee "breakpoints" which may be applicable.

(2) Shares of the Portfolios are generally  purchased  through  variable  insurance  products.  The Fund has entered into  arrangements with the issuers of the variable  insurance  products  offering the Portfolios  under which the Fund  compensates the issuers 0.10% for
providing ongoing services to Portfolio  shareholders in lieu of the Fund providing such services  directly to  shareholders.   Amounts
paid under these arrangements are included in "Other Expenses."  For each Portfolio above, 0.03% of the 0.10%  administrative  services fee is voluntarily waived.

In the section entitled, " Investment Options," we add the following to the table of Investment Objectives/Policies"

--------------------- ---------------------------------------------------------------------------- ------------------------
       STYLE/         INVESTMENT OBJECTIVES/POLICIES                                                      PORTFOLIO
        TYPE                                                                                              ADVISOR/
                                                                                                         SUB-ADVISOR
                      ---------------------------------------------------------------------------- ------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                ADVANCED SERIES TRUST
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                     AST American  Century Income & Growth  Portfolio:  seeks capital growth with current income as a secondary  objective.  The Portfolio  invests  primarily in  common  stocks  that  offer  potential  for  capital  growth,  and  may,
                     consistent  with its  investment  objective,  invest  in stocks  that  offer     American Century
  Large Cap Value    potential  for  current  income.  The  subadviser  utilizes  a  quantitative  Investment Management,
                     management  technique  with a goal of  building  an  equity  portfolio  that           Inc.
                     provides   better   returns  than  the  S&P  500  Index  without  taking  on
                     significant  additional risk and while attempting to create a dividend yield that will be greater than the S&P 500 Index.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
  Large Cap Value    AST DeAM  Large-Cap  Value  Portfolio:  seeks  maximum  growth of capital by   Deutsche Investment
                     investing  primarily in the value stocks of larger companies.  The Portfolio
                     pursues  its  objective,   under  normal  market  conditions,  by  primarily
                     investing  at least 80% of the value of its assets in the equity  securities of  large-sized  companies  included in the Russell  1000(R)Value Index.  The subadviser  employs an investment  strategy designed to maintain a portfolio
                     of equity  securities  which  approximates  the market risk of those  stocks   Management Americas,
                     included in the Russell 1000(R)Value Index,  but which attempts to outperform           Inc.
                     the Russell 1000(R)Value Index through active stock selection.
---------------------------------------------------------------------------------------------------------------------------

E. Effective  January 1, 2009, the underlying  portfolios  listed below are being offered as new  Sub-accounts  under your annuity.  In order to reflect these additions:
     In the section of each Prospectus entitled "Summary of Contract  Expenses",  sub-section  "Underlying  Portfolio Annual Expenses", under the heading "Advanced Series Trust", the following portfolios have been added:

--------------------------------------------------------------------------------------------------------------------------------------
                                                UNDERLYING PORTFOLIO ANNUAL EXPENSES
                              (as a percentage of the average net assets of the underlying Portfolios)
--------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
                                                                                              Acquired              Total Annual
                                             Management      Other                            Portfolio
          UNDERLYING PORTFOLIO                  Fees          Expenses         12b-1           Fees &            Portfolio Operating
Advanced Series Trust:                                                          Fees          Expenses
                                                                                                                      Expenses*
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
AST Bond Portfolio 2016                        0.65%*         1.02%**          0               0                   1.67%****
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
AST Bond Portfolio 2020                        0.65%*         1.02%***         0               0                   1.67%****
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------

*The contractual  investment management fee rate is subject to certain breakpoints.  In the event the combined average daily net assets of the AST Bond Portfolio  2016, the AST Bond Portfolio  2020, the AST Bond Portfolio  2015, the AST Bond Portfolio  2018, the AST Bond
Portfolio 2019, and the AST Investment  Grade Bond Portfolio do not exceed $500 million,  each  Portfolio's  investment  management fee rate will equal 0.65% of its average daily net assets.  In the event the combined average daily net assets of these  Portfolios  exceed
$500 million,  the portion of a Portfolio's  assets to which the  investment  management fee rate of 0.65% applies and the portion of a
Portfolio's assets to which the investment management fee rate of 0.64% applies will be determined on a pro rata basis.

**Estimates  based on an assumed  average daily net asset level of $10 million for the AST Bond  Portfolio  2016 during the fiscal year ending December 31, 2008. As used in connection with the AST Bond Portfolio 2016,  "other  expenses"  includes  expenses for accounting and valuation services,  custodian fees, audit and legal fees, transfer agency fees, fees paid to non-interested  Trustees, and certain other  miscellaneous  items.  Advanced  Series Trust (the Trust) has also entered  into  arrangements  with the issuers of the variable insurance  products  offering the AST Bond  Portfolio  2016 under which the Trust  currently  compensates  such  issuers for  providing ongoing services to Portfolio  shareholders  (e.g., the printing and mailing of Trust prospectuses and shareholder  reports) in lieu of the Trust  providing such services  directly to  shareholders.  The  contractual  administrative  services fee is 0.10% of the AST Bond
Portfolio 2016 's average daily net assets, subject to certain voluntary asset-based breakpoints.

***Estimates  based on an assumed  average daily net asset level of $10 million for the AST Bond  Portfolio 2020 during the fiscal year ending December 31, 2008. As used in connection with the AST Bond Portfolio 2020,  "other  expenses"  includes  expenses for accounting and valuation services,  custodian fees, audit and legal fees, transfer agency fees, fees paid to non-interested  Trustees, and certain other  miscellaneous  items.  Advanced  Series Trust (the Trust) has also entered  into  arrangements  with the issuers of the variable insurance  products  offering the AST Bond  Portfolio  2020 under which the Trust  currently  compensates  such  issuers for  providing ongoing services to Portfolio  shareholders  (e.g., the printing and mailing of Trust prospectuses and shareholder  reports) in lieu of the Trust  providing such services  directly to  shareholders.  The  contractual  administrative  services fee is 0.10% of the AST Bond
Portfolio 2020 's average daily net assets, subject to certain voluntary asset-based breakpoints.

****Estimated in part. The Investment  Managers have voluntarily  agreed to waive a portion of their investment  management fees and/or reimburse  certain  expenses  for the AST Bond  Portfolio  2016 and that AST Bond  Portfolio  2020 so that the  Portfolio's  investment management  fees plus other  expenses  (exclusive  in all cases of taxes,  interest,  brokerage  commissions,  distribution  fees,  and extraordinary  expenses) do not exceed 1.00% of the Portfolio's  average daily net assets for the fiscal year ending December 31, 2008.
These  arrangements  are voluntary and may be discontinued or otherwise  modified by the Investment  Managers at any time without prior notice.

     The following is being added to the chart in each Prospectus in the section entitled "Investment Options":

----------------------- ----------------------------------------------------------------------------------- -------------------------
     Fixed Income       AST Bond Portfolio 2016: seeks the highest  potential total return consistent with  Prudential Investment its  specified  level of risk  tolerance  to meet the  parameters  established  to support the GRO  benefits  and  maintain  liquidity  to support  changes in market conditions  for a fixed  maturity  of  2016.  Please  note  that  you may not make purchase  payments to this  Portfolio,  and that this  Portfolio is available only  Management, Inc.
                        with certain living benefits.
----------------------- ----------------------------------------------------------------------------------- -------------------------
----------------------- ----------------------------------------------------------------------------------- -------------------------
     Fixed Income       AST Bond Portfolio 2020: seeks the highest  potential total return consistent with  Prudential Investment its  specified  level of risk  tolerance  to meet the  parameters  established  to support the GRO  benefits  and  maintain  liquidity  to support  changes in market conditions  for a fixed  maturity  of  2020.  Please  note  that  you may not make purchase  payments to this  Portfolio,  and that this  Portfolio is available only  Management, Inc.
                        with certain living benefits.
----------------------- ----------------------------------------------------------------------------------- -------------------------

F. GRO Plus - Allocation of Account Value.  Under the section of the prospectus  entitled  "Guaranteed  Return Option Plus",  we remove the first paragraph and the last paragraph under "Key Feature - Allocation of Account Value", and replace it with the following:

GRO Plus uses a  mathematical  formula  that we operate in our sole  discretion  to help  manage  your  guarantees  through  all market cycles.  We reserve the right to change the mathematical  formula at our sole discretion,  subject to regulatory  approval if required.
We also reserve the right to change the mathematical  formula with respect to existing  programs,  where allowed by law. Each Valuation
Day,  the  formula  determines  if any portion of your  Account  Value needs to be  transferred  into or out of the Fixed  Allocations, through  reference to a "reallocation  trigger".  At any given time,  some,  none, or all of your Account Value may be allocated to the
Fixed Allocations.  With respect to any amounts held within the Fixed  Allocations,  we can give no assurance how long the amounts will reside there or if such amounts will transfer out of the Fixed Allocations.  If you make additional  Purchase Payments to your Annuity, they will be allocated to the Sub-accounts  according to your allocation  instructions.  Such additional  Purchase  Payments may or may not cause the formula to transfer money in or out of the Fixed  Allocations.  Once the Purchase Payments are allocated to your Annuity, they will also be subject to the mathematical  formula,  which may result in immediate  transfers to or from the Fixed Allocations,  if dictated by the formula.

The amount  that is  transferred  to and from the Fixed  Allocations  pursuant to the  mathematical  formula  depends  upon a number of factors unique to your Annuity (and is not necessarily  directly  correlated  with the securities  markets,  bond markets,  or interest rates, in general) including:

o        The difference between your Account Value (including any Market Value Adjustment) and your Protected Principal Value(s);
o        The amount of time until the maturity of your guarantee(s);
o        The amount invested in, and the performance of, the Sub-accounts;
o        The amount invested in, and interest earned within, the Fixed Allocations;
o        The current crediting rates associated with Fixed Allocations;
o        Additional Purchase Payments, if any, that you make to the Annuity; and
o        Withdrawals, if any, taken from the Annuity.

Any  amounts  invested  in the Fixed  Allocations  will  affect  your  ability  to  participate  in a  subsequent  recovery  within the
Sub-accounts.  Conversely,  the Account Value may be higher at the  beginning of the recovery,  e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected.

While you are not  notified  when your  Account  Value  reaches a  reallocation  trigger,  you will  receive a  confirmation  statement indicating the transfer of a portion of your Account Value either to or from Fixed Allocations.

You should be aware of the following potential ramifications of the reallocation mechanism:

o        Transfers of your Account  Value can be frequent,  and under some  scenarios may occur on a daily basis.  As  indicated,  each such  transfer  may be subject  to a Market  Value  Adjustment,  which can be  positive  or  negative.  Thus,  a Market  Value
         Adjustment will directly increase or reduce your Account Value.
o        As indicated,  we retain sole discretion under the allocation  mechanism (the mathematical  formula) to maintain some, or even all, of your Account  Value in the Fixed  Allocations.  The greater the Account  Value held in Fixed  Allocations,  the larger
         (in dollar terms) the Market Value Adjustment upon any transfer of such Account Value to the Sub-accounts.

Transfers do not impact any guarantees that have already been locked-in.

G. GRO - Allocation of Account Value.  Under the section of the prospectus  entitled  "Guaranteed  Return Option ", we remove the first paragraph and the last paragraph under "Key Feature - Allocation of Account Value", and replace it with the following:

GRO uses a mathematical  formula that we operate in our sole  discretion to help manage your guarantees  through all market cycles.  We reserve the right to change the  mathematical  formula at our sole  discretion,  subject to  regulatory  approval if required.  We also reserve the right to change the  mathematical  formula with respect to existing  programs,  where allowed by law. Each  Valuation  Day, the formula  determines  if any portion of your Account Value needs to be  transferred  into or out of the Fixed  Allocations,  through reference to a  "reallocation  trigger".  At any given time,  some,  none,  or all of your Account  Value may be allocated to the Fixed
Allocations.  If your entire Account Value is transferred to the Fixed  Allocations,  the formula will not transfer  amounts out of the
Fixed  Allocations to the  Sub-accounts  and the entire  Account Value would remain in the Fixed  Allocations.  If you make  additional
Purchase  Payments to your  Annuity,  they will be  allocated  to the  Sub-accounts  according to your  allocation  instructions.  Such additional  Purchase  Payments  may or may not  cause the  formula  to  transfer  money in or out of the  Fixed  Allocations.  Once the
Purchase Payments are allocated to your Annuity, they will also be subject to the mathematical  formula,  which may result in immediate transfers to or from the Fixed Allocations, if dictated by the formula.

The amount  that is  transferred  to and from the Fixed  Allocations  pursuant to the  mathematical  formula  depends  upon a number of factors unique to your Annuity (and is not necessarily  directly  correlated  with the securities  markets,  bond markets,  or interest rates, in general) including:

o        The difference between your Account Value (including any Market Value Adjustment) and your Protected Principal Value(s);
o        The amount of time until the maturity of your guarantee(s);
o        The amount invested in, and the performance of, the Sub-accounts;
o        The amount invested in, and interest earned within, the Fixed Allocations;
o        The current crediting rates associated with Fixed Allocations;
o        Additional Purchase Payments, if any, that you make to the Annuity; and
o        Withdrawals, if any, taken from the Annuity.

Any amounts invested in the Fixed Allocations will affect your ability to participate in a subsequent recovery within the
Sub-accounts.  Conversely, the Account Value may be higher at the beginning of the recovery, e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected.

While you are not notified when your Account Value reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the Fixed Allocation.

You should be aware of the following potential ramifications of the allocation mechanism:

o        Transfers of your Account Value can be frequent, and under some scenarios may occur on a daily basis.  As indicated, each such transfer may be subject to a Market Value Adjustment, which can be positive or negative.  Thus, a Market Value
         Adjustment will directly increase or reduce your Account Value.

o        As indicated,  we retain sole discretion under the allocation  mechanism (the mathematical  formula) to maintain some, or even all, of your Account  Value in the Fixed  Allocations.  The greater the Account  Value held in Fixed  Allocations,  the larger
         (in dollar terms) the Market Value Adjustment upon any transfer of such Account Value to the Sub-accounts.

Transfers do not impact your guarantees that have already been locked-in.

H.  GRO Plus 2008 and HD GRO - Allocation of Account Value.  Under the section of the prospectus entitled "Guaranteed Return Option
Plus 2008" and the section entitled " Highest Daily GRO", we add the following to the end of the sub-section entitled "Key Feature -
Allocation of Account Value":

Each of Highest Daily  Guaranteed  Return Option (HD GRO) and Guaranteed  Return Option Plus 2008 (GRO Plus 2008) uses a pre-determined mathematical  formula to help manage  your  guarantees  through all market  cycles.  Each  Valuation  Day,  the  formula  analyzes  the difference  between your Account  Value and your  guarantees,  as well as how long you have owned the benefit,  and  determines  if any portion of your Account Value needs to be  transferred  into or out of the AST Bond  Portfolio  Sub-accounts  (the "Bond  Portfolios").
Therefore,  at any given time,  some,  none,  or all of your  Account  Value may be allocated  to the Bond  Portfolios.  If your entire
Account  Value is  transferred  to the Bond  Portfolios,  then based on the way the formula  operates,  the formula  will not  transfer amounts out of the Bond Portfolios to the Sub-accounts  and the entire Account Value would remain in the Bond  Portfolios.  If you make additional  Purchase Payments to your Annuity,  they will be allocated to the Sub-accounts  according to your allocation  instructions.
Such  additional  Purchase  Payments  may or may not cause the formula to  transfer  money in or out of the Bond  Portfolios.  Once the
Purchase Payments are allocated to your Annuity, they will also be subject to the mathematical  formula,  which may result in immediate transfers to or from the Bond Portfolios, if dictated by the formula.

The amount that is transferred to and from the Bond Portfolios  pursuant to the  mathematical  formula depends upon a number of factors unique to your Annuity (and is not necessarily  directly  correlated with the securities  markets,  bond markets, or interest rates, in general) including:

o        The difference between your Account Value and your Guarantee Amount(s);
o        The amount of time until the maturity of your Guarantee(s);
o        The amount invested in, and the performance of, the Permitted Sub-accounts;
o        The amount invested in, and the performance of, the Bond Portfolios;
o        The discount rate used to determine the present value of your Guarantee(s);
o        Additional Purchase Payments, if any, that you make to the Annuity; and
o        Withdrawals, if any, taken from the Annuity.

Any amounts  invested in the Bond  Portfolios  will affect your ability to  participate in a subsequent  recovery  within the Permitted
Sub-accounts.  Conversely,  the Account Value may be higher at the  beginning of the recovery,  e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected.

Transfers do not impact any guarantees that have already been locked-in.

I.  Asset Transfer Component of HD5 - Allocation of Account Value.  We replace the section of the prospectus entitled "Asset Transfer
Component of Highest Daily Lifetime Five" with the following:

Asset Transfer Component of Highest Daily Lifetime Five
As indicated  above, we limit the  sub-accounts  to which you may allocate  Account Value if you elect Highest Daily Lifetime Five. For purposes of this benefit, we refer to those permitted sub-accounts as the "Permitted  Sub-accounts".  As a requirement of participating in Highest Daily  Lifetime  Five,  we require that you  participate  in our  specialized  asset  transfer  program,  under which we may transfer  Account Value between the Permitted  Sub-accounts  and a fixed interest rate account that is part of our general account (the
"Benefit Fixed Rate  Account").  We determine  whether to make a transfer,  and the amount of any transfer,  under a  non-discretionary formula,  discussed below. The Benefit Fixed Rate Account is available only with this benefit,  and thus you may not allocate  Purchase
Payments to the Benefit  Fixed Rate  Account.  The interest  rate that we pay with respect to the Benefit Fixed Rate Account is reduced by an amount that  corresponds  generally to the charge that we assess  against your variable  Sub-accounts  for Highest Daily Lifetime
Five. The Benefit Fixed Rate Account is not subject to the Investment Company Act of 1940 or the Securities Act of 1933.

Under the asset  transfer  component  of Highest  Daily  Lifetime  Five,  we monitor  your  Account  Value  daily  and,  if  necessary, systematically  transfer amounts between the Permitted  Sub-accounts  you have chosen and the Benefit Fixed Rate Account.  Any transfer would be made in accordance  with a formula,  which is set forth in the schedule  supplement to the  endorsement  for this benefit (and also appears in the Appendices to the prospectus).  Speaking  generally,  the formula,  which we apply each Valuation Day,  operates as follows.  The formula starts by identifying  your Protected  Withdrawal  Value for that day and then  multiplies  that figure by 5%, to produce a projected (i.e.,  hypothetical)  Highest Daily Annual Income Amount. Then, using our actuarial tables, we produce an estimate of the total amount we would target in our allocation  model,  based on the projected  Highest Daily Annual Income Amount each year for the rest of your life.  In the formula,  we refer to that value as the "Target  Value" or "L". If you have  already made a  withdrawal, your projected  Highest Daily Annual Income Amount (and thus your Target Value) would take into account any automatic  step-up that was scheduled to occur  according to the step-up  formula  described  above.  Next, the formula  subtracts from the Target Value the amount held  within the  Benefit  Fixed Rate  Account on that day,  and  divides  that  difference  by the amount  held  within the  Permitted
Sub-accounts.  That ratio,  which  essentially  isolates  the amount of your Target Value that is not offset by amounts held within the
Benefit Fixed Rate Account,  is called the "Target Ratio" or "r". If the Target Ratio exceeds a certain  percentage  (currently 83%) it means  essentially  that too much Target Value is not offset by assets  within the Benefit  Fixed Rate  Account,  and therefore we will transfer an amount from your Permitted  Sub-accounts to the Benefit Fixed Rate Account.  Conversely,  if the Target Ratio falls below a certain  percentage  (currently  77%), then a transfer from the Benefit Fixed Rate Account to the Permitted  Sub-accounts  would occur.
Note that the formula is  calculated  with  reference to the Highest  Daily Annual  Income  Amount,  rather than with  reference to the
Annual Income Amount.

As you can glean from the formula,  poor  investment  performance  of your Account  Value may result in a transfer of a portion of your variable  Account Value to the Benefit Fixed Rate Account,  because such poor investment  performance  will tend to increase the Target
Ratio.  Moreover,  "flat"  investment  returns of your  Account  Value over a period of time also could  result in the transfer of your
Account  Value to the Benefit  Fixed Rate  Account.  Because the amount  allocated  to the  Benefit  Fixed Rate  Account and the amount allocated to the  Permitted  Sub-accounts  each is a variable in the formula,  the  investment  performance  of each affects  whether a transfer occurs for your Annuity.  In deciding how much to transfer,  we use another  formula,  which  essentially  seeks to re-balance amounts  held in the  Permitted  Sub-accounts  and the  Benefit  Fixed  Rate  Account so that the Target  Ratio  meets a target,  which currently is equal to 80%. Once you elect Highest Daily  Lifetime  Five,  the ratios we use will be fixed.  For newly issued  annuities that elect Highest Daily Lifetime Five and existing  annuities that elect Highest Daily  Lifetime Five,  however,  we reserve the right to change the ratios.

While you are not notified when your Annuity reaches a reallocation  trigger, you will receive a confirmation  statement indicating the transfer of a portion of your Account  Value either to or from the Benefit Fixed Rate  Account.  The formula by which the  reallocation triggers  operate is designed  primarily to mitigate the financial  risks that we incur in providing the guarantee  under Highest Daily
Lifetime Five.

Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:
o        Not make any transfer between the Permitted Sub-accounts and the Benefit Fixed Rate Account; or
o        If a portion of your Account Value was  previously  allocated to the Benefit Fixed Rate Account,  transfer all or a portion of those  amounts to the  Permitted  Sub-accounts,  based on your  existing  allocation  instructions  or (in the absence of such existing  instructions) pro rata (i.e., in the same proportion as the current balances in your variable  investment  options).
         Amounts  taken out of the Benefit  Fixed Rate  Account will be withdrawn  for this purpose on a last-in,  first-out  basis (an amount  renewed into a new guarantee  period under the Benefit Fixed Rate Account will be deemed a new investment for purposes of this last-in, first-out rule); or
o        Transfer all or a portion of your Account  Value in the  Permitted  Sub-accounts  pro-rata to the Benefit  Fixed Rate Account.
         The interest that you earn on such  transferred  amount will be equal to the annual rate that we have set for that day, and we will credit the daily  equivalent of that annual  interest  until the earlier of one year from the date of the transfer or the date that such amount in the Benefit Fixed Rate Account is transferred back to the Permitted Sub-accounts.

At any given time,  some,  none,  or all of your  Account  Value may be  allocated to the Benefit  Fixed Rate  Account.  If your entire
Account  Value is  transferred  to the Benefit  Fixed Rate Account,  then based on the way the formula  operates,  the formula will not transfer  amounts out of the Benefit Fixed Rate Account to the Permitted  Sub-accounts and the entire Account Value would remain in the
Benefit Rate Fixed  Account.  If you make  additional  Purchase  Payments to your Annuity,  they will be allocated to the  Sub-accounts according to your allocation  instructions.  Such additional Purchase Payments may or may not cause the formula to transfer money in or out of the Benefit Fixed Rate  Account.  Once the Purchase  Payments are  allocated to your  Annuity,  they will also be subject to the mathematical formula, which may result in immediate transfers to or from the Benefit Fixed Rate Account, if dictated by the formula.

The amount that is transferred to and from the Benefit Fixed Rate Account  pursuant to the  mathematical  formula depends upon a number of factors unique to your Annuity (and is not necessarily  directly correlated with the securities  markets,  bond markets, or interest rates, in general) including:
o        How long you have owned Highest Daily Lifetime Five;
o        The performance of the Permitted Sub-accounts you have chosen;
o        The performance of the Benefit Fixed Rate Account (i.e., the amount of interest credited to the Benefit Fixed Rate Account);
o        The amount you have allocated to each of the Permitted Sub-accounts you have chosen;
o        The amount you have allocated to the Benefit Fixed Rate Account;
o        Additional Purchase Payments, if any, you make to your Annuity;
o        Withdrawals, if any, you take from your Annuity (withdrawals are taken pro rata from your Account Value).

Any Account  Value in the Benefit  Fixed Rate  Account  will not be  available  to  participate  in the  investment  experience  of the
Permitted Sub-accounts if there is a recovery until it is moved out of the Benefit Fixed Rate Account.

The more of your  Account  Value  allocated  to the  Benefit  Fixed Rate  Account  under the  formula,  the  greater  the impact of the performance  of the Benefit Fixed Rate Account in determining  whether (and how much) of your Account Value is transferred  back to the
Permitted  Sub-accounts.  Further,  it is possible under the formula,  that if a significant portion your Account Value is allocated to the Benefit Fixed Rate Account and that Account has good  performance but the  performance of your Permitted  Sub-accounts is negative, that the formula might  transfer your Account Value to the Permitted  Sub-accounts.  Thus,  the converse is true too (the more you have allocated to the Permitted  Sub-accounts,  the greater the impact of the performance of those Sub-accounts will have on any transfer to the Benefit Fixed Rate Account).

J. Asset  Transfer  Component  of HD7 and SHD7 -  Allocation  of Account  Value.  We replace the  sections of the  prospectus  entitled
"Asset Transfer  Component of Highest Daily Lifetime Seven" and "Asset Transfer  Component of Spousal Highest Daily Lifetime Seven" (as
applicable) with the following:

Asset Transfer Component of Highest Daily Lifetime Seven/Spousal Highest Daily Lifetime Seven
As  indicated  above,  we limit  the  Sub-accounts  to which  you may  allocate  Account  Value if you  elect  Highest  Daily  Lifetime
Seven/Spousal  Highest Daily Lifetime Seven.  For purposes of the benefit,  we refer to those permitted  Sub-accounts as the "Permitted
Sub-accounts".  As a requirement of  participating  in Highest Daily Lifetime  Seven/Spousal  Highest Daily Lifetime  Seven, we require that you  participate  in our  specialized  asset  transfer  program,  under which we may transfer  Account Value between the Permitted
Sub-accounts  and a specified bond fund within the Advanced Series Trust (the "AST Investment  Grade Bond  Sub-account").  We determine whether to make a transfer, and the amount of any transfer,  under a non-discretionary  mathematical formula,  discussed below. The AST
Investment  Grade Bond  Sub-account is available  only with this benefit,  and thus you may not allocate  Purchase  Payments to the AST
Investment Grade Bond Sub-account.  Under the asset transfer component of Highest Daily Lifetime  Seven/Spousal  Highest Daily Lifetime
Seven,  we monitor your Account  Value daily and, if dictated by the formula,  systematically  transfer  amounts  between the Permitted
Sub-accounts  you have chosen and the AST Investment Grade Bond  Sub-account.  Any transfer would be made in accordance with a formula, which is set forth in the Appendices to this prospectus.

Speaking generally,  the formula,  which we apply each Valuation Day, operates as follows.  The formula starts by identifying an income basis for that day and then multiplies that figure by 5%, to produce a projected (i.e.,  hypothetical)  income amount. Note that we use
5% in the formula,  irrespective  of the  Annuitant's  attained age. Then we produce an estimate of the total amount we would target in our  allocation  model,  based on the projected  income amount and factors set forth in the formula.  In the formula,  we refer to that value as the "Target Value" or "L". If you have already made a withdrawal,  your  projected  income amount (and thus your Target Value)
would take into account any automatic  step-up,  any  subsequent  purchase  payments,  and any excess  withdrawals.  Next,  the formula subtracts  from the Target  Value the amount  held within the AST  Investment  Grade Bond  Sub-account  on that day,  and divides  that difference by the amount held within the  Permitted  Sub-accounts.  That ratio,  which  essentially  isolates the amount of your Target
Value that is not offset by amounts held within the AST  Investment  Grade Bond  Sub-account,  is called the "Target  Ratio" or "r". If the Target  Ratio  exceeds a certain  percentage  (currently  83%),  it means  essentially  that too much Target Value is not offset by assets within the AST Investment Grade Bond Sub-account,  and therefore we will transfer an amount from your Permitted  Sub-accounts to the AST Investment Grade Bond Sub-account.  Conversely,  if the Target Ratio falls below a certain  percentage  (currently 77%), then a transfer from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts would occur.

As you can glean from the formula,  poor  investment  performance  of your Account  Value may result in a transfer of a portion of your variable  Account Value to the AST Investment  Grade Bond  Sub-account  because such poor investment  performance will tend to increase the Target Ratio.  Moreover,  "flat"  investment  returns of your Account Value over a period of time also could result in the transfer of your Account Value from the Permitted  Sub-accounts to the AST Investment  Grade Bond  Sub-account.  Because the amount allocated to the AST Investment  Grade Bond Sub-account and the amount  allocated to the Permitted  Sub-accounts  each is a variable in the formula, the  investment  performance  of each affects  whether a transfer  occurs for your  Annuity.  In deciding how much to transfer,  we use another formula,  which  essentially seeks to re-balance  amounts held in the Permitted  Sub-accounts and the AST Investment Grade Bond
Sub-account  so that the  Target  Ratio  meets a target,  which  currently  is equal to 80%.  Once you  elect  Highest  Daily  Lifetime
Seven/Spousal  Highest Daily  Lifetime  Seven,  the ratios we use will be fixed.  For  newly-issued  Annuities that elect Highest Daily
Lifetime  Seven/Spousal  Highest Daily Lifetime Seven and existing  Annuities that elect Highest Daily Lifetime  Seven/Spousal  Highest
Daily Lifetime Seven, however, we reserve the right to change the ratios.

While you are not notified when your Annuity reaches a reallocation  trigger, you will receive a confirmation  statement indicating the transfer of a portion of your  Account  Value either to or from the AST  Investment  Grade Bond  Sub-account.  The formula by which the reallocation  triggers  operate is designed  primarily to mitigate the financial  risks that we incur in providing the guarantee  under
Highest Daily Lifetime Seven/Spousal Highest Daily Lifetime Seven.

Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:
o        Not make any transfer between the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account; or
o        If a portion of your Account Value was previously  allocated to the AST Investment Grade Bond  Sub-account,  transfer all or a portion of those amounts to the Permitted  Sub-accounts,  based on your existing allocation instructions or (in the absence of such  existing  instructions)  pro rata (i.e.,  in the same  proportion as the current  balances in your  variable  investment options).  Amounts taken out of the AST  Investment  Grade Bond  Sub-account  will be withdrawn for this purpose on a last-in, first-out basis; or
o        Transfer  all or a portion of your Account  Value in the  Permitted  Sub-accounts  pro-rata to the AST  Investment  Grade Bond
         Sub-account.

At any given time,  some,  none, or all of your Account Value may be allocated to the AST Investment  Grade Bond  Sub-account.  If your entire Account Value is  transferred to the AST Investment  Grade Bond  Sub-account,  then based on the way the formula  operates,  the formula will not transfer  amounts out of the AST  Investment  Grade Bond  Sub-account  to the  Permitted  Sub-accounts  and the entire
Account Value would remain in the AST Investment  Grade Bond  Sub-account.  If you make additional  Purchase  Payments to your Annuity, they will be allocated to the Sub-accounts  according to your allocation  instructions.  Such additional  Purchase  Payments may or may not cause the  formula to transfer  money in or out of the AST  Investment  Grade Bond  Sub-account.  Once the  Purchase  Payments  are allocated to your Annuity,  they will also be subject to the mathematical  formula,  which may result in immediate transfers to or from the AST Investment Grade Bond Sub-accounts, if dictated by the formula.

The amount that is transferred to and from the AST Investment  Grade Bond  Sub-account  pursuant to the  mathematical  formula  depends upon a number of factors  unique to your  Annuity  (and is not  necessarily  directly  correlated  with the  securities  markets,  bond markets, or interest rates, in general) including:
o        How long you have owned Highest Daily Lifetime Seven/Spousal Highest Daily Lifetime Seven;
o        The performance of the Permitted Sub-accounts you have chosen;
o        The performance of the AST Investment Grade Bond Sub-account;
o        The amount you have allocated to each of the Permitted Sub-accounts you have chosen;
o        The amount you have allocated to the AST Investment Grade Bond Sub-account;
o        Additional Purchase Payments, if any, you make to your Annuity;
o        Withdrawals, if any, you take from your Annuity (withdrawals are taken pro rata from your Account Value).

Any Account Value in the AST Investment  Grade Bond  Sub-account  will not be available to participate in the investment  experience of the Permitted Sub-accounts if there is a recovery until it is moved out of the AST Investment Grade Bond Sub-account.

The more of your Account Value allocated to the AST Investment Grade Bond Sub-account under the formula, the greater the impact of the performance of that Sub-account in determining whether (and how much) of your Account Value is transferred back to the Permitted
Sub-accounts. Further, it is possible under the formula, that if a significant portion your Account Value is allocated to the AST
Investment Grade Bond Sub-account and that Sub-account has good performance but the performance of your Permitted Sub-accounts is negative, that the formula might transfer your Account Value to the Permitted Sub-accounts. Thus, the converse is true too (the more you have allocated to the Permitted Sub-accounts, the greater the impact of the performance of those Sub-accounts will have on any transfer to the AST Investment Grade Bond Sub-account).

                                            PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                                                   ADVANCED SERIES XTRA CREDIT SIXSM
                                                     ADVANCED SERIES LIFEVEST IISM
                                                     ADVANCED SERIES CORNNERSTONE

                                                  Supplement, dated November 24, 2008
                                                                  To
                                                 Prospectuses, dated October 17, 2008

This  Supplement  should be read and retained  with the current  Prospectus  for your  annuity.  This  Supplement is intended to update certain  information in the Prospectus for the variable  annuity you own, and is not intended to be a prospectus or offer for any other variable  annuity  listed here that you do not own. If you would like  another  copy of the current  Prospectus,  please  contact us at
1-800-752-6342.

A. Effective  November 24, 2008, two additional  sub-advisors are being added to AST Academic  Strategies  Asset Allocation  Portfolio.
Accordingly,  in the section entitled "What Investment Options Can I Choose?",  we add the sub-advisors  referenced below to the column entitled "Portfolio Advisor/Sub-Advisor."

First Quadrant L.P. (First  Quadrant) and  AlphaSimplex  Group, LLC  (AlphaSimplex)  are being added as additional  sub-advisors to AST
Academic  Strategies  Asset  Allocation  Portfolio.  The expenses and investment  objectives/policies  do not change as a result of the addition of the new sub-advisors.

B. Effective on or about December 15, 2008,  Eaton Vance LLC will replace J.P. Morgan  Investment  Management,  Inc. as sub-advisor for
AST Large-Cap Value Portfolio.

C. Effective  January 1, 2009, the underlying  portfolios  listed below are being offered as new  Sub-accounts  under your annuity.  In order to reflect these additions:

In the section of each Prospectus entitled "Summary of Contract Expenses",  sub-section  "Underlying Portfolio Annual Expenses",  under the heading "Advanced Series Trust", the following portfolios have been added:

--------------------------------------------------------------------------------------------------------------------------------------
                                                UNDERLYING PORTFOLIO ANNUAL EXPENSES
                              (as a percentage of the average net assets of the underlying Portfolios)
--------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
                                                                                              Acquired              Total Annual
                                                                                              Portfolio
          UNDERLYING PORTFOLIO               Management      Other             12b-1           Fees &           Portfolio Operating
Advanced Series Trust:                          Fees          Expenses          Fees          Expenses                Expenses*
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
AST Bond Portfolio 2016                        0.65%*         1.02%**        0.00%           0.00%                 1.67%****
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
AST Bond Portfolio 2020                        0.65%*         1.02%***       0.00%           0.00%                 1.67%****
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------

*The contractual  investment management fee rate is subject to certain breakpoints.  In the event the combined average daily net assets of the AST Bond Portfolio  2016, the AST Bond Portfolio  2020, the AST Bond Portfolio  2015, the AST Bond Portfolio  2018, the AST Bond
Portfolio 2019, and the AST Investment  Grade Bond Portfolio do not exceed $500 million,  each  Portfolio's  investment  management fee rate will equal 0.65% of its average daily net assets.  In the event the combined average daily net assets of these  Portfolios  exceed
$500 million,  the portion of a Portfolio's  assets to which the  investment  management fee rate of 0.65% applies and the portion of a
Portfolio's assets to which the investment management fee rate of 0.64% applies will be determined on a pro rata basis.

**Estimates  based on an assumed  average daily net asset level of $10 million for the AST Bond  Portfolio  2016 during the fiscal year ending December 31, 2008. As used in connection with the AST Bond Portfolio 2016,  "other  expenses"  includes  expenses for accounting and valuation services,  custodian fees, audit and legal fees, transfer agency fees, fees paid to non-interested  Trustees, and certain other  miscellaneous  items.  Advanced  Series Trust (the Trust) has also entered  into  arrangements  with the issuers of the variable insurance  products  offering the AST Bond  Portfolio  2016 under which the Trust  currently  compensates  such  issuers for  providing ongoing services to Portfolio  shareholders  (e.g., the printing and mailing of Trust prospectuses and shareholder  reports) in lieu of the Trust  providing such services  directly to  shareholders.  The  contractual  administrative  services fee is 0.10% of the AST Bond
Portfolio 2016 's average daily net assets, subject to certain voluntary asset-based breakpoints.

***Estimates  based on an assumed  average daily net asset level of $10 million for the AST Bond  Portfolio 2020 during the fiscal year ending December 31, 2008. As used in connection with the AST Bond Portfolio 2020,  "other  expenses"  includes  expenses for accounting and valuation services,  custodian fees, audit and legal fees, transfer agency fees, fees paid to non-interested  Trustees, and certain other  miscellaneous  items.  Advanced  Series Trust (the Trust) has also entered  into  arrangements  with the issuers of the variable insurance  products  offering the AST Bond  Portfolio  2020 under which the Trust  currently  compensates  such  issuers for  providing ongoing services to Portfolio  shareholders  (e.g., the printing and mailing of Trust prospectuses and shareholder  reports) in lieu of the Trust  providing such services  directly to  shareholders.  The  contractual  administrative  services fee is 0.10% of the AST Bond
Portfolio 2020 's average daily net assets, subject to certain voluntary asset-based breakpoints.

****Estimated in part. The Investment  Managers have voluntarily  agreed to waive a portion of their investment  management fees and/or reimburse  certain  expenses  for the AST Bond  Portfolio  2016  and the AST Bond  Portfolio  2020 so that the  Portfolio's  investment management  fees plus other  expenses  (exclusive  in all cases of taxes,  interest,  brokerage  commissions,  distribution  fees,  and extraordinary  expenses) do not exceed 1.00% of the Portfolio's  average daily net assets for the fiscal year ending December 31, 2008.
These  arrangements  are voluntary and may be discontinued or otherwise  modified by the Investment  Managers at any time without prior notice.
The following is being added to the chart in each Prospectus in the section entitled "Investment Options":

----------------------- ----------------------------------------------------------------------------------- -------------------------
        STYLE/                                    INVESTMENT OBJECTIVES/POLICIES                                   PORTFOLIO
         TYPE                                                                                                       ADVISOR/
                                                                                                                  SUB-ADVISOR
                        ----------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------------------------------------------------------
      AST FUNDS
-------------------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------- -------------------------
     Fixed Income       AST Bond Portfolio 2016: seeks the highest  potential total return consistent with  Prudential Investment its  specified  level of risk  tolerance  to meet the  parameters  established  to support the GRO  benefits  and  maintain  liquidity  to support  changes in market conditions  for a fixed  maturity  of  2016.  Please  note  that  you may not make purchase  payments to this  Portfolio,  and that this  Portfolio is available only  Management, Inc.
                        with certain living benefits.
----------------------- ----------------------------------------------------------------------------------- -------------------------
----------------------- ----------------------------------------------------------------------------------- -------------------------
     Fixed Income       AST Bond Portfolio 2020: seeks the highest  potential total return consistent with  Prudential Investment its  specified  level of risk  tolerance  to meet the  parameters  established  to support the GRO  benefits  and  maintain  liquidity  to support  changes in market conditions  for a fixed  maturity  of  2020.  Please  note  that  you may not make purchase  payments to this  Portfolio,  and that this  Portfolio is available only  Management, Inc.
                        with certain living benefits.
----------------------- ----------------------------------------------------------------------------------- -------------------------

D. Closing of Lifetime Five and Spousal  Lifetime  Five.  Lifetime Five Income  Benefit and Spousal  Lifetime Five Income  Benefit (the
"Benefits"  and each, a "Benefit")  are  described in the section of the  prospectus  entitled  "Living  Benefit  Programs".  Effective
December  8,  2008,  we will cease  offering  the  Benefits,  for both new  Annuity  sales and  in-force  elections.  If you  currently participate in either Benefit,  this closing does not affect you or the guarantees  associated with your Benefit.  However,  subsequent to the closure,  you will no longer be allowed to re-elect  either  Benefit if you decide to terminate a Benefit.  Other Living Benefit programs may be available, subject to our election rules. Please refer to your prospectus for further details.

E. GRO Plus - Allocation of Account Value.  Under the section of the prospectus  entitled  "Guaranteed  Return Option Plus",  we remove the first paragraph and the last paragraph under "Key Feature - Allocation of Account Value", and replace it with the following:

GRO Plus uses a  mathematical  formula  that we operate in our sole  discretion  to help  manage  your  guarantees  through  all market cycles.  We reserve the right to change the mathematical  formula at our sole discretion,  subject to regulatory  approval if required.
We also reserve the right to change the mathematical  formula with respect to existing  programs,  where allowed by law. Each Valuation
Day,  the  formula  determines  if any portion of your  Account  Value needs to be  transferred  into or out of the Fixed  Allocations, through  reference to a "reallocation  trigger".  At any given time,  some,  none, or all of your Account Value may be allocated to the
Fixed Allocations.  With respect to any amounts held within the Fixed  Allocations,  we can give no assurance how long the amounts will reside there or if such amounts will transfer out of the Fixed Allocations.  If you make additional  Purchase Payments to your Annuity, they will be allocated to the Sub-accounts  according to your allocation  instructions.  Such additional  Purchase  Payments may or may not cause the formula to transfer money in or out of the Fixed  Allocations.  Once the Purchase Payments are allocated to your Annuity, they will also be subject to the mathematical  formula,  which may result in immediate  transfers to or from the Fixed Allocations,  if dictated by the formula.

The amount  that is  transferred  to and from the Fixed  Allocations  pursuant to the  mathematical  formula  depends  upon a number of factors unique to your Annuity (and is not necessarily  directly  correlated  with the securities  markets,  bond markets,  or interest rates, in general) including:

o        The difference between your Account Value (including any Market Value Adjustment) and your Protected Principal Value(s);
o        The amount of time until the maturity of your guarantee(s);
o        The amount invested in, and the performance of, the Sub-accounts;
o        The amount invested in, and interest earned within, the Fixed Allocations;
o        The current crediting rates associated with Fixed Allocations;
o        Additional Purchase Payments, if any, that you make to the Annuity; and
o        Withdrawals, if any, taken from the Annuity.

Any  amounts  invested  in the Fixed  Allocations  will  affect  your  ability  to  participate  in a  subsequent  recovery  within the
Sub-accounts.  Conversely,  the Account Value may be higher at the  beginning of the recovery,  e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected.

While you are not  notified  when your  Account  Value  reaches a  reallocation  trigger,  you will  receive a  confirmation  statement indicating the transfer of a portion of your Account Value either to or from Fixed Allocations.

You should be aware of the following potential ramifications of the reallocation mechanism:

o        Transfers of your Account  Value can be frequent,  and under some  scenarios may occur on a daily basis.  As  indicated,  each such  transfer  may be subject  to a Market  Value  Adjustment,  which can be  positive  or  negative.  Thus,  a Market  Value
         Adjustment will directly increase or reduce your Account Value.
o        As indicated,  we retain sole discretion under the allocation  mechanism (the mathematical  formula) to maintain some, or even all, of your Account  Value in the Fixed  Allocations.  The greater the Account  Value held in Fixed  Allocations,  the larger
         (in dollar terms) the Market Value Adjustment upon any transfer of such Account Value to the Sub-accounts.

Transfers do not impact any guarantees that have already been locked-in.

F. GRO - Allocation of Account Value.  Under the section of the prospectus  entitled  "Guaranteed  Return Option",  we remove the first paragraph and the last paragraph under "Key Feature - Allocation of Account Value", and replace it with the following:

GRO uses a mathematical  formula that we operate in our sole  discretion to help manage your guarantees  through all market cycles.  We reserve the right to change the  mathematical  formula at our sole  discretion,  subject to  regulatory  approval if required.  We also reserve the right to change the  mathematical  formula with respect to existing  programs,  where allowed by law. Each  Valuation  Day, the formula  determines  if any portion of your Account Value needs to be  transferred  into or out of the Fixed  Allocations,  through reference to a  "reallocation  trigger".  At any given time,  some,  none,  or all of your Account  Value may be allocated to the Fixed
Allocations.  If your entire Account Value is transferred to the Fixed  Allocations,  the formula will not transfer  amounts out of the
Fixed  Allocations to the  Sub-accounts  and the entire  Account Value would remain in the Fixed  Allocations.  If you make  additional
Purchase  Payments to your  Annuity,  they will be  allocated  to the  Sub-accounts  according to your  allocation  instructions.  Such additional  Purchase  Payments  may or may not  cause the  formula  to  transfer  money in or out of the  Fixed  Allocations.  Once the
Purchase Payments are allocated to your Annuity, they will also be subject to the mathematical  formula,  which may result in immediate transfers to or from the Fixed Allocations, if dictated by the formula.

The amount  that is  transferred  to and from the Fixed  Allocations  pursuant to the  mathematical  formula  depends  upon a number of factors unique to your Annuity (and is not necessarily  directly  correlated  with the securities  markets,  bond markets,  or interest rates, in general) including:

o        The difference between your Account Value (including any Market Value Adjustment) and your Protected Principal Value(s);
o        The amount of time until the maturity of your guarantee(s);
o        The amount invested in, and the performance of, the Sub-accounts;
o        The amount invested in, and interest earned within, the Fixed Allocations;
o        The current crediting rates associated with Fixed Allocations;
o        Additional Purchase Payments, if any, that you make to the Annuity; and
o        Withdrawals, if any, taken from the Annuity.

Any amounts invested in the Fixed Allocations will affect your ability to participate in a subsequent recovery within the
Sub-accounts.  Conversely, the Account Value may be higher at the beginning of the recovery, e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected.

While you are not notified when your Account Value reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the Fixed Allocation.

You should be aware of the following potential ramifications of the allocation mechanism:

Transfers of your Account Value can be frequent, and under some scenarios may occur on a daily basis.  As indicated, each such transfer may be subject to a Market Value Adjustment, which can be positive or negative.  Thus, a Market Value Adjustment will directly increase or reduce your Account Value.

o        As indicated,  we retain sole discretion under the allocation  mechanism (the mathematical  formula) to maintain some, or even all, of your Account  Value in the Fixed  Allocations.  The greater the Account  Value held in Fixed  Allocations,  the larger
         (in dollar terms) the Market Value Adjustment upon any transfer of such Account Value to the Sub-accounts.

Transfers do not impact your guarantees that have already been locked-in.

G.  GRO Plus 2008 - Allocation of Account Value.  Under the section of the prospectus entitled "Guaranteed Return Option Plus 2008"
and the section entitled " Highest Daily GRO", we add the following to the end of the sub-section entitled "Key Feature - Allocation of Account Value":

Each of Highest Daily  Guaranteed  Return Option (HD GRO) and Guaranteed  Return Option Plus 2008 (GRO Plus 2008) uses a pre-determined mathematical  formula to help manage  your  guarantees  through all market  cycles.  Each  Valuation  Day,  the  formula  analyzes  the difference  between your Account  Value and your  guarantees,  as well as how long you have owned the benefit,  and  determines  if any portion of your Account Value needs to be  transferred  into or out of the AST Bond  Portfolio  Sub-accounts  (the "Bond  Portfolios").
Therefore,  at any given time,  some,  none,  or all of your  Account  Value may be allocated  to the Bond  Portfolios.  If your entire
Account  Value is  transferred  to the Bond  Portfolios,  then based on the way the formula  operates,  the formula  will not  transfer amounts out of the Bond Portfolios to the Sub-accounts  and the entire Account Value would remain in the Bond  Portfolios.  If you make additional  Purchase Payments to your Annuity,  they will be allocated to the Sub-accounts  according to your allocation  instructions.
Such  additional  Purchase  Payments  may or may not cause the formula to  transfer  money in or out of the Bond  Portfolios.  Once the
Purchase Payments are allocated to your Annuity, they will also be subject to the mathematical  formula,  which may result in immediate transfers to or from the Bond Portfolios, if dictated by the formula.

The amount that is transferred to and from the Bond Portfolios  pursuant to the  mathematical  formula depends upon a number of factors unique to your Annuity (and is not necessarily  directly  correlated with the securities  markets,  bond markets, or interest rates, in general) including:

o        The difference between your Account Value and your Guarantee Amount(s);
o        The amount of time until the maturity of your Guarantee(s);
o        The amount invested in, and the performance of, the Permitted Sub-accounts;
o        The amount invested in, and the performance of, the Bond Portfolios;
o        The discount rate used to determine the present value of your Guarantee(s);
o        Additional Purchase Payments, if any, that you make to the Annuity; and
o        Withdrawals, if any, taken from the Annuity.

Any amounts  invested in the Bond  Portfolios  will affect your ability to  participate in a subsequent  recovery  within the Permitted
Sub-accounts.  Conversely,  the Account Value may be higher at the  beginning of the recovery,  e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected.

Transfers do not impact any guarantees that have already been locked-in.

H.  Asset Transfer Component of HD5 - Allocation of Account Value.  We replace the section of the prospectus entitled "Asset Transfer
Component of Highest Daily Lifetime Five" with the following:

Asset Transfer Component of Highest Daily Lifetime Five
As indicated  above, we limit the  sub-accounts  to which you may allocate  Account Value if you elect Highest Daily Lifetime Five. For purposes of this benefit, we refer to those permitted sub-accounts as the "Permitted  Sub-accounts".  As a requirement of participating in Highest Daily  Lifetime  Five,  we require that you  participate  in our  specialized  asset  transfer  program,  under which we may transfer  Account Value between the Permitted  Sub-accounts  and a fixed interest rate account that is part of our general account (the
"Benefit Fixed Rate  Account").  We determine  whether to make a transfer,  and the amount of any transfer,  under a  non-discretionary formula,  discussed below. The Benefit Fixed Rate Account is available only with this benefit,  and thus you may not allocate  Purchase
Payments to the Benefit  Fixed Rate  Account.  The interest  rate that we pay with respect to the Benefit Fixed Rate Account is reduced by an amount that  corresponds  generally to the charge that we assess  against your variable  Sub-accounts  for Highest Daily Lifetime
Five. The Benefit Fixed Rate Account is not subject to the Investment Company Act of 1940 or the Securities Act of 1933.

Under the asset  transfer  component  of Highest  Daily  Lifetime  Five,  we monitor  your  Account  Value  daily  and,  if  necessary, systematically  transfer amounts between the Permitted  Sub-accounts  you have chosen and the Benefit Fixed Rate Account.  Any transfer would be made in accordance  with a formula,  which is set forth in the schedule  supplement to the  endorsement  for this benefit (and also appears in the Appendices to the prospectus).  Speaking  generally,  the formula,  which we apply each Valuation Day,  operates as follows.  The formula starts by identifying  your Protected  Withdrawal  Value for that day and then  multiplies  that figure by 5%, to produce a projected (i.e.,  hypothetical)  Highest Daily Annual Income Amount. Then, using our actuarial tables, we produce an estimate of the total amount we would target in our allocation  model,  based on the projected  Highest Daily Annual Income Amount each year for the rest of your life.  In the formula,  we refer to that value as the "Target  Value" or "L". If you have  already made a  withdrawal, your projected  Highest Daily Annual Income Amount (and thus your Target Value) would take into account any automatic  step-up that was scheduled to occur  according to the step-up  formula  described  above.  Next, the formula  subtracts from the Target Value the amount held  within the  Benefit  Fixed Rate  Account on that day,  and  divides  that  difference  by the amount  held  within the  Permitted
Sub-accounts.  That ratio,  which  essentially  isolates  the amount of your Target Value that is not offset by amounts held within the
Benefit Fixed Rate Account,  is called the "Target Ratio" or "r". If the Target Ratio exceeds a certain  percentage  (currently 83%) it means  essentially  that too much Target Value is not offset by assets  within the Benefit  Fixed Rate  Account,  and therefore we will transfer an amount from your Permitted  Sub-accounts to the Benefit Fixed Rate Account.  Conversely,  if the Target Ratio falls below a certain  percentage  (currently  77%), then a transfer from the Benefit Fixed Rate Account to the Permitted  Sub-accounts  would occur.
Note that the formula is  calculated  with  reference to the Highest  Daily Annual  Income  Amount,  rather than with  reference to the
Annual Income Amount.

As you can glean from the formula,  poor  investment  performance  of your Account  Value may result in a transfer of a portion of your variable  Account Value to the Benefit Fixed Rate Account,  because such poor investment  performance  will tend to increase the Target
Ratio.  Moreover,  "flat"  investment  returns of your  Account  Value over a period of time also could  result in the transfer of your
Account  Value to the Benefit  Fixed Rate  Account.  Because the amount  allocated  to the  Benefit  Fixed Rate  Account and the amount allocated to the  Permitted  Sub-accounts  each is a variable in the formula,  the  investment  performance  of each affects  whether a transfer occurs for your Annuity.  In deciding how much to transfer,  we use another  formula,  which  essentially  seeks to re-balance amounts  held in the  Permitted  Sub-accounts  and the  Benefit  Fixed  Rate  Account so that the Target  Ratio  meets a target,  which currently is equal to 80%. Once you elect Highest Daily  Lifetime  Five,  the ratios we use will be fixed.  For newly issued  annuities that elect Highest Daily Lifetime Five and existing  annuities that elect Highest Daily  Lifetime Five,  however,  we reserve the right to change the ratios.

While you are not notified when your Annuity reaches a reallocation  trigger, you will receive a confirmation  statement indicating the transfer of a portion of your Account  Value either to or from the Benefit Fixed Rate  Account.  The formula by which the  reallocation triggers  operate is designed  primarily to mitigate the financial  risks that we incur in providing the guarantee  under Highest Daily
Lifetime Five.

Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:
o        Not make any transfer between the Permitted Sub-accounts and the Benefit Fixed Rate Account; or
o        If a portion of your Account Value was  previously  allocated to the Benefit Fixed Rate Account,  transfer all or a portion of those  amounts to the  Permitted  Sub-accounts,  based on your  existing  allocation  instructions  or (in the absence of such existing  instructions) pro rata (i.e., in the same proportion as the current balances in your variable  investment  options).
         Amounts  taken out of the Benefit  Fixed Rate  Account will be withdrawn  for this purpose on a last-in,  first-out  basis (an amount  renewed into a new guarantee  period under the Benefit Fixed Rate Account will be deemed a new investment for purposes of this last-in, first-out rule); or
o        Transfer all or a portion of your Account  Value in the  Permitted  Sub-accounts  pro-rata to the Benefit  Fixed Rate Account.
         The interest that you earn on such  transferred  amount will be equal to the annual rate that we have set for that day, and we will credit the daily  equivalent of that annual  interest  until the earlier of one year from the date of the transfer or the date that such amount in the Benefit Fixed Rate Account is transferred back to the Permitted Sub-accounts.

At any given time,  some,  none,  or all of your  Account  Value may be  allocated to the Benefit  Fixed Rate  Account.  If your entire
Account  Value is  transferred  to the Benefit  Fixed Rate Account,  then based on the way the formula  operates,  the formula will not transfer  amounts out of the Benefit Fixed Rate Account to the Permitted  Sub-accounts and the entire Account Value would remain in the
Benefit Rate Fixed  Account.  If you make  additional  Purchase  Payments to your Annuity,  they will be allocated to the  Sub-accounts according to your allocation  instructions.  Such additional Purchase Payments may or may not cause the formula to transfer money in or out of the Benefit Fixed Rate  Account.  Once the Purchase  Payments are  allocated to your  Annuity,  they will also be subject to the mathematical formula, which may result in immediate transfers to or from the Benefit Fixed Rate Account, if dictated by the formula.

The amount that is transferred to and from the Benefit Fixed Rate Account  pursuant to the  mathematical  formula depends upon a number of factors unique to your Annuity (and is not necessarily  directly correlated with the securities  markets,  bond markets, or interest rates, in general) including:
o        How long you have owned Highest Daily Lifetime Five;
o        The performance of the Permitted Sub-accounts you have chosen;
o        The performance of the Benefit Fixed Rate Account (i.e., the amount of interest credited to the Benefit Fixed Rate Account);
o        The amount you have allocated to each of the Permitted Sub-accounts you have chosen;
o        The amount you have allocated to the Benefit Fixed Rate Account;
o        Additional Purchase Payments, if any, you make to your Annuity;
o        Withdrawals, if any, you take from your Annuity (withdrawals are taken pro rata from your Account Value).

Any Account  Value in the Benefit  Fixed Rate  Account  will not be  available  to  participate  in the  investment  experience  of the
Permitted Sub-accounts if there is a recovery until it is moved out of the Benefit Fixed Rate Account.

The more of your  Account  Value  allocated  to the  Benefit  Fixed Rate  Account  under the  formula,  the  greater  the impact of the performance  of the Benefit Fixed Rate Account in determining  whether (and how much) of your Account Value is transferred  back to the
Permitted  Sub-accounts.  Further,  it is possible under the formula,  that if a significant portion your Account Value is allocated to the Benefit Fixed Rate Account and that Account has good  performance but the  performance of your Permitted  Sub-accounts is negative, that the formula might  transfer your Account Value to the Permitted  Sub-accounts.  Thus,  the converse is true too (the more you have allocated to the Permitted  Sub-accounts,  the greater the impact of the performance of those Sub-accounts will have on any transfer to the Benefit Fixed Rate Account).

I. Asset  Transfer  Component  of HD7 and SHD7 -  Allocation  of Account  Value.  We replace the  sections of the  prospectus  entitled
"Asset Transfer  Component of Highest Daily Lifetime Seven" and "Asset Transfer  Component of Spousal Highest Daily Lifetime Seven" (as
applicable) with the following:

Asset Transfer Component of Highest Daily Lifetime Seven/Spousal Highest Daily Lifetime Seven
As  indicated  above,  we limit  the  Sub-accounts  to which  you may  allocate  Account  Value if you  elect  Highest  Daily  Lifetime
Seven/Spousal  Highest Daily Lifetime Seven.  For purposes of the benefit,  we refer to those permitted  Sub-accounts as the "Permitted
Sub-accounts".  As a requirement of  participating  in Highest Daily Lifetime  Seven/Spousal  Highest Daily Lifetime  Seven, we require that you  participate  in our  specialized  asset  transfer  program,  under which we may transfer  Account Value between the Permitted
Sub-accounts  and a specified bond fund within the Advanced Series Trust (the "AST Investment  Grade Bond  Sub-account").  We determine whether to make a transfer, and the amount of any transfer,  under a non-discretionary  mathematical formula,  discussed below. The AST
Investment  Grade Bond  Sub-account is available  only with this benefit,  and thus you may not allocate  Purchase  Payments to the AST
Investment Grade Bond Sub-account.  Under the asset transfer component of Highest Daily Lifetime  Seven/Spousal  Highest Daily Lifetime
Seven,  we monitor your Account  Value daily and, if dictated by the formula,  systematically  transfer  amounts  between the Permitted
Sub-accounts  you have chosen and the AST Investment Grade Bond  Sub-account.  Any transfer would be made in accordance with a formula, which is set forth in the Appendices to this prospectus.

Speaking generally,  the formula,  which we apply each Valuation Day, operates as follows.  The formula starts by identifying an income basis for that day and then multiplies that figure by 5%, to produce a projected (i.e.,  hypothetical)  income amount. Note that we use
5% in the formula,  irrespective  of the  Annuitant's  attained age. Then we produce an estimate of the total amount we would target in our  allocation  model,  based on the projected  income amount and factors set forth in the formula.  In the formula,  we refer to that value as the "Target Value" or "L". If you have already made a withdrawal,  your  projected  income amount (and thus your Target Value)
would take into account any automatic  step-up,  any  subsequent  purchase  payments,  and any excess  withdrawals.  Next,  the formula subtracts  from the Target  Value the amount  held within the AST  Investment  Grade Bond  Sub-account  on that day,  and divides  that difference by the amount held within the  Permitted  Sub-accounts.  That ratio,  which  essentially  isolates the amount of your Target
Value that is not offset by amounts held within the AST  Investment  Grade Bond  Sub-account,  is called the "Target  Ratio" or "r". If the Target  Ratio  exceeds a certain  percentage  (currently  83%),  it means  essentially  that too much Target Value is not offset by assets within the AST Investment Grade Bond Sub-account,  and therefore we will transfer an amount from your Permitted  Sub-accounts to the AST Investment Grade Bond Sub-account.  Conversely,  if the Target Ratio falls below a certain  percentage  (currently 77%), then a transfer from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts would occur.

As you can glean from the formula,  poor  investment  performance  of your Account  Value may result in a transfer of a portion of your variable  Account Value to the AST Investment  Grade Bond  Sub-account  because such poor investment  performance will tend to increase the Target Ratio.  Moreover,  "flat"  investment  returns of your Account Value over a period of time also could result in the transfer of your Account Value from the Permitted  Sub-accounts to the AST Investment  Grade Bond  Sub-account.  Because the amount allocated to the AST Investment  Grade Bond Sub-account and the amount  allocated to the Permitted  Sub-accounts  each is a variable in the formula, the  investment  performance  of each affects  whether a transfer  occurs for your  Annuity.  In deciding how much to transfer,  we use another formula,  which  essentially seeks to re-balance  amounts held in the Permitted  Sub-accounts and the AST Investment Grade Bond
Sub-account  so that the  Target  Ratio  meets a target,  which  currently  is equal to 80%.  Once you  elect  Highest  Daily  Lifetime
Seven/Spousal  Highest Daily  Lifetime  Seven,  the ratios we use will be fixed.  For  newly-issued  Annuities that elect Highest Daily
Lifetime  Seven/Spousal  Highest Daily Lifetime Seven and existing  Annuities that elect Highest Daily Lifetime  Seven/Spousal  Highest
Daily Lifetime Seven, however, we reserve the right to change the ratios.

While you are not notified when your Annuity reaches a reallocation  trigger, you will receive a confirmation  statement indicating the transfer of a portion of your  Account  Value either to or from the AST  Investment  Grade Bond  Sub-account.  The formula by which the reallocation  triggers  operate is designed  primarily to mitigate the financial  risks that we incur in providing the guarantee  under
Highest Daily Lifetime Seven/Spousal Highest Daily Lifetime Seven.

Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:
o        Not make any transfer between the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account; or
o        If a portion of your Account Value was previously  allocated to the AST Investment Grade Bond  Sub-account,  transfer all or a portion of those amounts to the Permitted  Sub-accounts,  based on your existing allocation instructions or (in the absence of such  existing  instructions)  pro rata (i.e.,  in the same  proportion as the current  balances in your  variable  investment options).  Amounts taken out of the AST  Investment  Grade Bond  Sub-account  will be withdrawn for this purpose on a last-in, first-out basis; or
o        Transfer  all or a portion of your Account  Value in the  Permitted  Sub-accounts  pro-rata to the AST  Investment  Grade Bond
         Sub-account.

At any given time,  some,  none, or all of your Account Value may be allocated to the AST Investment  Grade Bond  Sub-account.  If your entire Account Value is  transferred to the AST Investment  Grade Bond  Sub-account,  then based on the way the formula  operates,  the formula will not transfer  amounts out of the AST  Investment  Grade Bond  Sub-account  to the  Permitted  Sub-accounts  and the entire
Account Value would remain in the AST Investment  Grade Bond  Sub-account.  If you make additional  Purchase  Payments to your Annuity, they will be allocated to the Sub-accounts  according to your allocation  instructions.  Such additional  Purchase  Payments may or may not cause the  formula to transfer  money in or out of the AST  Investment  Grade Bond  Sub-account.  Once the  Purchase  Payments  are allocated to your Annuity,  they will also be subject to the mathematical  formula,  which may result in immediate transfers to or from the AST Investment Grade Bond Sub-accounts, if dictated by the formula.

The amount that is transferred to and from the AST Investment  Grade Bond  Sub-account  pursuant to the  mathematical  formula  depends upon a number of factors  unique to your  Annuity  (and is not  necessarily  directly  correlated  with the  securities  markets,  bond markets, or interest rates, in general) including:
o        How long you have owned Highest Daily Lifetime Seven/Spousal Highest Daily Lifetime Seven;
o        The performance of the Permitted Sub-accounts you have chosen;
o        The performance of the AST Investment Grade Bond Sub-account;
o        The amount you have allocated to each of the Permitted Sub-accounts you have chosen;
o        The amount you have allocated to the AST Investment Grade Bond Sub-account;
o        Additional Purchase Payments, if any, you make to your Annuity;
o        Withdrawals, if any, you take from your Annuity (withdrawals are taken pro rata from your Account Value).

Any Account Value in the AST Investment  Grade Bond  Sub-account  will not be available to participate in the investment  experience of the Permitted Sub-accounts if there is a recovery until it is moved out of the AST Investment Grade Bond Sub-account.

The more of your Account Value  allocated to the AST Investment  Grade Bond  Sub-account  under the formula,  the greater the impact of the performance of that  Sub-account in determining  whether (and how much) of your Account Value is transferred  back to the Permitted
Sub-accounts.  Further,  it is possible  under the formula,  that if a  significant  portion your Account Value is allocated to the AST
Investment  Grade Bond  Sub-account  and that  Sub-account has good  performance but the performance of your Permitted  Sub-accounts is negative,  that the formula might transfer your Account Value to the Permitted  Sub-accounts.  Thus, the converse is true too (the more you have allocated to the Permitted  Sub-accounts,  the greater the impact of the  performance of those  Sub-accounts  will have on any transfer to the AST Investment Grade Bond Sub-account).